Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000089292
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	EMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$163	1.42%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$9,427	$10,000	$10,000
11/30/2015	$9,224	$9,610	$9,794
12/31/2015	$8,937	$9,396	$9,609
1/31/2016	$8,471	$8,786	$8,955
2/29/2016	$8,387	$8,772	$8,853
3/31/2016	$9,435	$9,933	$9,573
4/30/2016	$9,634	$9,987	$9,825
5/31/2016	$9,404	$9,614	$9,659
6/30/2016	$9,860	$9,998	$9,511
7/31/2016	$10,342	$10,501	$9,982
8/31/2016	$10,552	$10,762	$10,045
9/30/2016	$10,761	$10,901	$10,169
10/31/2016	$10,740	$10,927	$10,022
11/30/2016	$10,169	$10,424	$9,791
12/31/2016	$9,979	$10,447	$10,041
1/31/2017	$10,575	$11,018	$10,397
2/28/2017	$10,818	$11,356	$10,563
3/31/2017	$11,303	$11,642	$10,830
4/30/2017	$11,604	$11,897	$11,062
5/31/2017	$11,984	$12,249	$11,421
6/30/2017	$12,000	$12,372	$11,457
7/31/2017	$12,612	$13,110	$11,879
8/31/2017	$12,839	$13,402	$11,941
9/30/2017	$12,923	$13,349	$12,163
10/31/2017	$13,103	$13,817	$12,392
11/30/2017	$12,992	$13,845	$12,492
12/31/2017	$13,413	$14,342	$12,771
1/31/2018	$14,354	$15,537	$13,483
2/28/2018	$13,767	$14,820	$12,847
3/31/2018	$13,630	$14,545	$12,620
4/30/2018	$13,434	$14,481	$12,822
5/31/2018	$13,101	$13,967	$12,526
6/30/2018	$12,647	$13,387	$12,290
7/31/2018	$12,816	$13,681	$12,584
8/31/2018	$12,256	$13,311	$12,321
9/30/2018	$12,161	$13,241	$12,377
10/31/2018	$11,183	$12,088	$11,370
11/30/2018	$11,632	$12,586	$11,478
12/31/2018	$11,255	$12,252	$10,958
1/31/2019	$12,385	$13,325	$11,786
2/28/2019	$12,629	$13,355	$12,017
3/31/2019	$12,703	$13,467	$12,088
4/30/2019	$13,112	$13,751	$12,408
5/31/2019	$12,051	$12,753	$11,742
6/30/2019	$12,862	$13,549	$12,449
7/31/2019	$12,772	$13,383	$12,298
8/31/2019	$12,528	$12,731	$11,918
9/30/2019	$12,756	$12,974	$12,225
10/31/2019	$13,414	$13,521	$12,652
11/30/2019	$13,499	$13,502	$12,763
12/31/2019	$14,358	$14,509	$13,316
1/31/2020	$13,734	$13,833	$12,958
2/29/2020	$13,216	$13,104	$11,934
3/31/2020	$10,941	$11,085	$10,206
4/30/2020	$12,004	$12,100	$10,979
5/31/2020	$12,345	$12,193	$11,339
6/30/2020	$13,536	$13,090	$11,851
7/31/2020	$14,492	$14,259	$12,379
8/31/2020	$14,705	$14,575	$12,909
9/30/2020	$14,390	$14,341	$12,592
10/31/2020	$14,625	$14,636	$12,321
11/30/2020	$16,104	$15,990	$13,979
12/31/2020	$17,354	$17,166	$14,734
1/31/2021	$17,685	$17,692	$14,766
2/28/2021	$18,177	$17,827	$15,058
3/31/2021	$17,691	$17,558	$15,249
4/30/2021	$18,161	$17,995	$15,698
5/31/2021	$18,214	$18,412	$16,189
6/30/2021	$18,636	$18,444	$16,084
7/31/2021	$16,809	$17,203	$15,819
8/31/2021	$17,151	$17,653	$16,120
9/30/2021	$16,173	$16,952	$15,603
10/31/2021	$16,088	$17,119	$15,976
11/30/2021	$15,254	$16,421	$15,256
12/31/2021	$15,248	$16,729	$15,887
1/31/2022	$15,200	$16,413	$15,302
2/28/2022	$14,204	$15,922	$14,999
3/31/2022	$13,893	$15,562	$15,023
4/30/2022	$13,004	$14,697	$14,079
5/31/2022	$13,186	$14,761	$14,180
6/30/2022	$12,340	$13,780	$12,960
7/31/2022	$12,265	$13,747	$13,404
8/31/2022	$12,340	$13,804	$12,973
9/30/2022	$11,092	$12,186	$11,677
10/31/2022	$10,808	$11,807	$12,026
11/30/2022	$12,335	$13,559	$13,445
12/31/2022	$12,237	$13,368	$13,345
1/31/2023	$13,295	$14,424	$14,427
2/28/2023	$12,394	$13,488	$13,920
3/31/2023	$12,777	$13,897	$14,261
4/30/2023	$12,572	$13,739	$14,509
5/31/2023	$12,378	$13,509	$13,981
6/30/2023	$12,960	$14,022	$14,608
7/31/2023	$13,570	$14,894	$15,202
8/31/2023	$12,642	$13,977	$14,516
9/30/2023	$12,221	$13,611	$14,057
10/31/2023	$11,854	$13,083	$13,477
11/30/2023	$12,685	$14,130	$14,690
12/31/2023	$13,263	$14,682	$15,428
1/31/2024	$12,571	$14,000	$15,275
2/29/2024	$13,084	$14,666	$15,662
3/31/2024	$13,394	$15,030	$16,151
4/30/2024	$13,242	$15,097	$15,861
5/31/2024	$13,454	$15,182	$16,322
6/30/2024	$13,743	$15,781	$16,306
7/31/2024	$13,710	$15,828	$16,684
8/31/2024	$14,026	$16,083	$17,159
9/30/2024	$14,871	$17,157	$17,621
10/31/2024	$14,348	$16,394	$16,757
11/30/2024	$13,972	$15,805	$16,605
12/31/2024	$13,711	$15,784	$16,282
1/31/2025	$14,008	$16,066	$16,938
2/28/2025	$14,063	$16,144	$17,173
3/31/2025	$14,366	$16,246	$17,134
4/30/2025	$14,570	$16,459	$17,753
5/31/2025	$15,252	$17,161	$18,566
6/30/2025	$16,221	$18,193	$19,196
7/31/2025	$16,337	$18,548	$19,141
8/31/2025	$16,679	$18,786	$19,805
9/30/2025	$17,879	$20,130	$20,519
10/31/2025	$18,688	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	30.25	5.02	7.08
Class A with Load	22.75	3.79	6.45
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,763,693,425
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 33,732,636
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

Material Fund Change [Text Block]
C000089294
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	EMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$250	2.18%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,777	$9,610	$9,794
12/31/2015	$9,470	$9,396	$9,609
1/31/2016	$8,966	$8,786	$8,955
2/29/2016	$8,874	$8,772	$8,853
3/31/2016	$9,974	$9,933	$9,573
4/30/2016	$10,183	$9,987	$9,825
5/31/2016	$9,928	$9,614	$9,659
6/30/2016	$10,406	$9,998	$9,511
7/31/2016	$10,903	$10,501	$9,982
8/31/2016	$11,119	$10,762	$10,045
9/30/2016	$11,335	$10,901	$10,169
10/31/2016	$11,309	$10,927	$10,022
11/30/2016	$10,700	$10,424	$9,791
12/31/2016	$10,491	$10,447	$10,041
1/31/2017	$11,113	$11,018	$10,397
2/28/2017	$11,361	$11,356	$10,563
3/31/2017	$11,859	$11,642	$10,830
4/30/2017	$12,166	$11,897	$11,062
5/31/2017	$12,559	$12,249	$11,421
6/30/2017	$12,565	$12,372	$11,457
7/31/2017	$13,200	$13,110	$11,879
8/31/2017	$13,429	$13,402	$11,941
9/30/2017	$13,508	$13,349	$12,163
10/31/2017	$13,691	$13,817	$12,392
11/30/2017	$13,567	$13,845	$12,492
12/31/2017	$13,992	$14,342	$12,771
1/31/2018	$14,967	$15,537	$13,483
2/28/2018	$14,346	$14,820	$12,847
3/31/2018	$14,195	$14,545	$12,620
4/30/2018	$13,979	$14,481	$12,822
5/31/2018	$13,626	$13,967	$12,526
6/30/2018	$13,148	$13,387	$12,290
7/31/2018	$13,312	$13,681	$12,584
8/31/2018	$12,723	$13,311	$12,321
9/30/2018	$12,618	$13,241	$12,377
10/31/2018	$11,590	$12,088	$11,370
11/30/2018	$12,048	$12,586	$11,478
12/31/2018	$11,656	$12,252	$10,958
1/31/2019	$12,821	$13,325	$11,786
2/28/2019	$13,056	$13,355	$12,017
3/31/2019	$13,128	$13,467	$12,088
4/30/2019	$13,547	$13,751	$12,408
5/31/2019	$12,435	$12,753	$11,742
6/30/2019	$13,272	$13,549	$12,449
7/31/2019	$13,168	$13,383	$12,298
8/31/2019	$12,906	$12,731	$11,918
9/30/2019	$13,135	$12,974	$12,225
10/31/2019	$13,802	$13,521	$12,652
11/30/2019	$13,881	$13,502	$12,763
12/31/2019	$14,758	$14,509	$13,316
1/31/2020	$14,103	$13,833	$12,958
2/29/2020	$13,560	$13,104	$11,934
3/31/2020	$11,224	$11,085	$10,206
4/30/2020	$12,304	$12,100	$10,979
5/31/2020	$12,651	$12,193	$11,339
6/30/2020	$13,861	$13,090	$11,851
7/31/2020	$14,823	$14,259	$12,379
8/31/2020	$15,059	$14,575	$12,909
9/30/2020	$14,725	$14,341	$12,592
10/31/2020	$14,961	$14,636	$12,321
11/30/2020	$16,459	$15,990	$13,979
12/31/2020	$17,723	$17,166	$14,734
1/31/2021	$18,050	$17,692	$14,766
2/28/2021	$18,547	$17,827	$15,058
3/31/2021	$18,037	$17,558	$15,249
4/30/2021	$18,501	$17,995	$15,698
5/31/2021	$18,547	$18,412	$16,189
6/30/2021	$18,966	$18,444	$16,084
7/31/2021	$17,094	$17,203	$15,819
8/31/2021	$17,435	$17,653	$16,120
9/30/2021	$16,427	$16,952	$15,603
10/31/2021	$16,329	$17,119	$15,976
11/30/2021	$15,478	$16,421	$15,256
12/31/2021	$15,458	$16,729	$15,887
1/31/2022	$15,399	$16,413	$15,302
2/28/2022	$14,378	$15,922	$14,999
3/31/2022	$14,058	$15,562	$15,023
4/30/2022	$13,148	$14,697	$14,079
5/31/2022	$13,325	$14,761	$14,180
6/30/2022	$12,461	$13,780	$12,960
7/31/2022	$12,376	$13,747	$13,404
8/31/2022	$12,448	$13,804	$12,973
9/30/2022	$11,178	$12,186	$11,677
10/31/2022	$10,890	$11,807	$12,026
11/30/2022	$12,421	$13,559	$13,445
12/31/2022	$12,310	$13,368	$13,345
1/31/2023	$13,364	$14,424	$14,427
2/28/2023	$12,454	$13,488	$13,920
3/31/2023	$12,834	$13,897	$14,261
4/30/2023	$12,618	$13,739	$14,509
5/31/2023	$12,415	$13,509	$13,981
6/30/2023	$12,991	$14,022	$14,608
7/31/2023	$13,593	$14,894	$15,202
8/31/2023	$12,657	$13,977	$14,516
9/30/2023	$12,225	$13,611	$14,057
10/31/2023	$11,846	$13,083	$13,477
11/30/2023	$12,676	$14,130	$14,690
12/31/2023	$13,254	$14,682	$15,428
1/31/2024	$12,563	$14,000	$15,275
2/29/2024	$13,074	$14,666	$15,662
3/31/2024	$13,385	$15,030	$16,151
4/30/2024	$13,232	$15,097	$15,861
5/31/2024	$13,445	$15,182	$16,322
6/30/2024	$13,733	$15,781	$16,306
7/31/2024	$13,701	$15,828	$16,684
8/31/2024	$14,016	$16,083	$17,159
9/30/2024	$14,860	$17,157	$17,621
10/31/2024	$14,338	$16,394	$16,757
11/30/2024	$13,962	$15,805	$16,605
12/31/2024	$13,701	$15,784	$16,282
1/31/2025	$13,998	$16,066	$16,938
2/28/2025	$14,053	$16,144	$17,173
3/31/2025	$14,356	$16,246	$17,134
4/30/2025	$14,559	$16,459	$17,753
5/31/2025	$15,242	$17,161	$18,566
6/30/2025	$16,210	$18,193	$19,196
7/31/2025	$16,326	$18,548	$19,141
8/31/2025	$16,667	$18,786	$19,805
9/30/2025	$17,866	$20,130	$20,519
10/31/2025	$18,675	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	29.23	4.22	6.45
Class C with Load	28.23	4.22	6.45
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,763,693,425
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 33,732,636
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000130053
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	EMGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$117	1.01%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,789	$9,610	$9,794
12/31/2015	$9,492	$9,396	$9,609
1/31/2016	$8,996	$8,786	$8,955
2/29/2016	$8,910	$8,772	$8,853
3/31/2016	$10,025	$9,933	$9,573
4/30/2016	$10,243	$9,987	$9,825
5/31/2016	$9,998	$9,614	$9,659
6/30/2016	$10,489	$9,998	$9,511
7/31/2016	$11,006	$10,501	$9,982
8/31/2016	$11,230	$10,762	$10,045
9/30/2016	$11,459	$10,901	$10,169
10/31/2016	$11,443	$10,927	$10,022
11/30/2016	$10,841	$10,424	$9,791
12/31/2016	$10,640	$10,447	$10,041
1/31/2017	$11,276	$11,018	$10,397
2/28/2017	$11,540	$11,356	$10,563
3/31/2017	$12,058	$11,642	$10,830
4/30/2017	$12,387	$11,897	$11,062
5/31/2017	$12,797	$12,249	$11,421
6/30/2017	$12,819	$12,372	$11,457
7/31/2017	$13,476	$13,110	$11,879
8/31/2017	$13,725	$13,402	$11,941
9/30/2017	$13,816	$13,349	$12,163
10/31/2017	$14,021	$13,817	$12,392
11/30/2017	$13,908	$13,845	$12,492
12/31/2017	$14,360	$14,342	$12,771
1/31/2018	$15,371	$15,537	$13,483
2/28/2018	$14,746	$14,820	$12,847
3/31/2018	$14,605	$14,545	$12,620
4/30/2018	$14,403	$14,481	$12,822
5/31/2018	$14,056	$13,967	$12,526
6/30/2018	$13,572	$13,387	$12,290
7/31/2018	$13,757	$13,681	$12,584
8/31/2018	$13,159	$13,311	$12,321
9/30/2018	$13,061	$13,241	$12,377
10/31/2018	$12,012	$12,088	$11,370
11/30/2018	$12,501	$12,586	$11,478
12/31/2018	$12,100	$12,252	$10,958
1/31/2019	$13,323	$13,325	$11,786
2/28/2019	$13,586	$13,355	$12,017
3/31/2019	$13,674	$13,467	$12,088
4/30/2019	$14,118	$13,751	$12,408
5/31/2019	$12,977	$12,753	$11,742
6/30/2019	$13,860	$13,549	$12,449
7/31/2019	$13,767	$13,383	$12,298
8/31/2019	$13,509	$12,731	$11,918
9/30/2019	$13,761	$12,974	$12,225
10/31/2019	$14,474	$13,521	$12,652
11/30/2019	$14,573	$13,502	$12,763
12/31/2019	$15,505	$14,509	$13,316
1/31/2020	$14,834	$13,833	$12,958
2/29/2020	$14,280	$13,104	$11,934
3/31/2020	$11,829	$11,085	$10,206
4/30/2020	$12,982	$12,100	$10,979
5/31/2020	$13,354	$12,193	$11,339
6/30/2020	$14,651	$13,090	$11,851
7/31/2020	$15,688	$14,259	$12,379
8/31/2020	$15,926	$14,575	$12,909
9/30/2020	$15,588	$14,341	$12,592
10/31/2020	$15,848	$14,636	$12,321
11/30/2020	$17,456	$15,990	$13,979
12/31/2020	$18,815	$17,166	$14,734
1/31/2021	$19,182	$17,692	$14,766
2/28/2021	$19,722	$17,827	$15,058
3/31/2021	$19,205	$17,558	$15,249
4/30/2021	$19,722	$17,995	$15,698
5/31/2021	$19,789	$18,412	$16,189
6/30/2021	$20,251	$18,444	$16,084
7/31/2021	$18,270	$17,203	$15,819
8/31/2021	$18,654	$17,653	$16,120
9/30/2021	$17,596	$16,952	$15,603
10/31/2021	$17,507	$17,119	$15,976
11/30/2021	$16,605	$16,421	$15,256
12/31/2021	$16,602	$16,729	$15,887
1/31/2022	$16,558	$16,413	$15,302
2/28/2022	$15,475	$15,922	$14,999
3/31/2022	$15,150	$15,562	$15,023
4/30/2022	$14,179	$14,697	$14,079
5/31/2022	$14,387	$14,761	$14,180
6/30/2022	$13,467	$13,780	$12,960
7/31/2022	$13,389	$13,747	$13,404
8/31/2022	$13,478	$13,804	$12,973
9/30/2022	$12,115	$12,186	$11,677
10/31/2022	$11,812	$11,807	$12,026
11/30/2022	$13,484	$13,559	$13,445
12/31/2022	$13,385	$13,368	$13,345
1/31/2023	$14,544	$14,424	$14,427
2/28/2023	$13,567	$13,488	$13,920
3/31/2023	$13,993	$13,897	$14,261
4/30/2023	$13,771	$13,739	$14,509
5/31/2023	$13,561	$13,509	$13,981
6/30/2023	$14,203	$14,022	$14,608
7/31/2023	$14,879	$14,894	$15,202
8/31/2023	$13,868	$13,977	$14,516
9/30/2023	$13,408	$13,611	$14,057
10/31/2023	$13,004	$13,083	$13,477
11/30/2023	$13,925	$14,130	$14,690
12/31/2023	$14,563	$14,682	$15,428
1/31/2024	$13,808	$14,000	$15,275
2/29/2024	$14,378	$14,666	$15,662
3/31/2024	$14,724	$15,030	$16,151
4/30/2024	$14,563	$15,097	$15,861
5/31/2024	$14,799	$15,182	$16,322
6/30/2024	$15,127	$15,781	$16,306
7/31/2024	$15,087	$15,828	$16,684
8/31/2024	$15,450	$16,083	$17,159
9/30/2024	$16,383	$17,157	$17,621
10/31/2024	$15,807	$16,394	$16,757
11/30/2024	$15,404	$15,805	$16,605
12/31/2024	$15,116	$15,784	$16,282
1/31/2025	$15,455	$16,066	$16,938
2/28/2025	$15,519	$16,144	$17,173
3/31/2025	$15,852	$16,246	$17,134
4/30/2025	$16,080	$16,459	$17,753
5/31/2025	$16,845	$17,161	$18,566
6/30/2025	$17,921	$18,193	$19,196
7/31/2025	$18,055	$18,548	$19,141
8/31/2025	$18,441	$18,786	$19,805
9/30/2025	$19,773	$20,130	$20,519
10/31/2025	$20,673	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	30.78	5.46	7.53
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,763,693,425
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 33,732,636
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

Material Fund Change [Text Block]
C000092796
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Institutional Class
Trading Symbol	EMGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$128	1.11%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging markets outperformed both the U.S. and developed international markets for the year that ended October 31, 2025. Market drivers included trade tension, surging demand for artificial intelligence infrastructure, U.S. dollar volatility, and improving emerging market earnings.

Among Fund sector contributors, information technology and communication services led due to stock selection in each and an overweight to the outperforming communication services sector. Among countries, India and South Korea were the leading contributors based on stock selection in each and being underweight to the underperforming India market and overweight to the strong South Korea market.

Among sectors, consumer staples and industrials were the largest detractors. The Fund’s performance was hurt by its overweight allocation to the weak consumer staples sector and by stock selection in industrials. Poland and the United Arab Emirates were the largest detractors among countries.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,789	$9,610	$9,794
12/31/2015	$9,489	$9,396	$9,609
1/31/2016	$8,998	$8,786	$8,955
2/29/2016	$8,913	$8,772	$8,853
3/31/2016	$10,027	$9,933	$9,573
4/30/2016	$10,246	$9,987	$9,825
5/31/2016	$9,995	$9,614	$9,659
6/30/2016	$10,486	$9,998	$9,511
7/31/2016	$11,003	$10,501	$9,982
8/31/2016	$11,227	$10,762	$10,045
9/30/2016	$11,456	$10,901	$10,169
10/31/2016	$11,440	$10,927	$10,022
11/30/2016	$10,838	$10,424	$9,791
12/31/2016	$10,632	$10,447	$10,041
1/31/2017	$11,273	$11,018	$10,397
2/28/2017	$11,537	$11,356	$10,563
3/31/2017	$12,055	$11,642	$10,830
4/30/2017	$12,378	$11,897	$11,062
5/31/2017	$12,787	$12,249	$11,421
6/30/2017	$12,809	$12,372	$11,457
7/31/2017	$13,466	$13,110	$11,879
8/31/2017	$13,709	$13,402	$11,941
9/30/2017	$13,806	$13,349	$12,163
10/31/2017	$14,005	$13,817	$12,392
11/30/2017	$13,892	$13,845	$12,492
12/31/2017	$14,341	$14,342	$12,771
1/31/2018	$15,356	$15,537	$13,483
2/28/2018	$14,732	$14,820	$12,847
3/31/2018	$14,585	$14,545	$12,620
4/30/2018	$14,379	$14,481	$12,822
5/31/2018	$14,031	$13,967	$12,526
6/30/2018	$13,554	$13,387	$12,290
7/31/2018	$13,733	$13,681	$12,584
8/31/2018	$13,141	$13,311	$12,321
9/30/2018	$13,043	$13,241	$12,377
10/31/2018	$11,996	$12,088	$11,370
11/30/2018	$12,479	$12,586	$11,478
12/31/2018	$12,083	$12,252	$10,958
1/31/2019	$13,304	$13,325	$11,786
2/28/2019	$13,562	$13,355	$12,017
3/31/2019	$13,649	$13,467	$12,088
4/30/2019	$14,098	$13,751	$12,408
5/31/2019	$12,954	$12,753	$11,742
6/30/2019	$13,835	$13,549	$12,449
7/31/2019	$13,737	$13,383	$12,298
8/31/2019	$13,485	$12,731	$11,918
9/30/2019	$13,737	$12,974	$12,225
10/31/2019	$14,443	$13,521	$12,652
11/30/2019	$14,542	$13,502	$12,763
12/31/2019	$15,472	$14,509	$13,316
1/31/2020	$14,802	$13,833	$12,958
2/29/2020	$14,249	$13,104	$11,934
3/31/2020	$11,799	$11,085	$10,206
4/30/2020	$12,949	$12,100	$10,979
5/31/2020	$13,325	$12,193	$11,339
6/30/2020	$14,614	$13,090	$11,851
7/31/2020	$15,649	$14,259	$12,379
8/31/2020	$15,886	$14,575	$12,909
9/30/2020	$15,543	$14,341	$12,592
10/31/2020	$15,803	$14,636	$12,321
11/30/2020	$17,408	$15,990	$13,979
12/31/2020	$18,766	$17,166	$14,734
1/31/2021	$19,127	$17,692	$14,766
2/28/2021	$19,665	$17,827	$15,058
3/31/2021	$19,144	$17,558	$15,249
4/30/2021	$19,660	$17,995	$15,698
5/31/2021	$19,726	$18,412	$16,189
6/30/2021	$20,187	$18,444	$16,084
7/31/2021	$18,206	$17,203	$15,819
8/31/2021	$18,589	$17,653	$16,120
9/30/2021	$17,534	$16,952	$15,603
10/31/2021	$17,445	$17,119	$15,976
11/30/2021	$16,546	$16,421	$15,256
12/31/2021	$16,540	$16,729	$15,887
1/31/2022	$16,495	$16,413	$15,302
2/28/2022	$15,417	$15,922	$14,999
3/31/2022	$15,082	$15,562	$15,023
4/30/2022	$14,121	$14,697	$14,079
5/31/2022	$14,328	$14,761	$14,180
6/30/2022	$13,406	$13,780	$12,960
7/31/2022	$13,328	$13,747	$13,404
8/31/2022	$13,417	$13,804	$12,973
9/30/2022	$12,060	$12,186	$11,677
10/31/2022	$11,758	$11,807	$12,026
11/30/2022	$13,423	$13,559	$13,445
12/31/2022	$13,319	$13,368	$13,345
1/31/2023	$14,472	$14,424	$14,427
2/28/2023	$13,494	$13,488	$13,920
3/31/2023	$13,918	$13,897	$14,261
4/30/2023	$13,698	$13,739	$14,509
5/31/2023	$13,489	$13,509	$13,981
6/30/2023	$14,127	$14,022	$14,608
7/31/2023	$14,794	$14,894	$15,202
8/31/2023	$13,788	$13,977	$14,516
9/30/2023	$13,330	$13,611	$14,057
10/31/2023	$12,935	$13,083	$13,477
11/30/2023	$13,845	$14,130	$14,690
12/31/2023	$14,476	$14,682	$15,428
1/31/2024	$13,726	$14,000	$15,275
2/29/2024	$14,293	$14,666	$15,662
3/31/2024	$14,631	$15,030	$16,151
4/30/2024	$14,470	$15,097	$15,861
5/31/2024	$14,705	$15,182	$16,322
6/30/2024	$15,031	$15,781	$16,306
7/31/2024	$14,991	$15,828	$16,684
8/31/2024	$15,346	$16,083	$17,159
9/30/2024	$16,273	$17,157	$17,621
10/31/2024	$15,701	$16,394	$16,757
11/30/2024	$15,295	$15,805	$16,605
12/31/2024	$15,011	$15,784	$16,282
1/31/2025	$15,347	$16,066	$16,938
2/28/2025	$15,411	$16,144	$17,173
3/31/2025	$15,741	$16,246	$17,134
4/30/2025	$15,968	$16,459	$17,753
5/31/2025	$16,722	$17,161	$18,566
6/30/2025	$17,789	$18,193	$19,196
7/31/2025	$17,922	$18,548	$19,141
8/31/2025	$18,305	$18,786	$19,805
9/30/2025	$19,628	$20,130	$20,519
10/31/2025	$20,515	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	30.66	5.36	7.45
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 3,763,693,425
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 33,732,636
InvestmentCompanyPortfolioTurnover	9.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1
Tencent Holdings Ltd.	6.2
Samsung Electronics Co. Ltd.	5.8
SK Hynix, Inc.	4.1
Alibaba Group Holding Ltd.	4.1
Reliance Industries Ltd.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.9
HDFC Bank Ltd.	2.7
Bharti Airtel Ltd.	2.6
Meituan Class B	1.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.8
Communication services	17.5
Consumer discretionary	13.2
Financials	12.9
Consumer staples	10.9
Industrials	5.3
Energy	4.8
Materials	4.0
Real estate	1.9
Health care	1.5
Utilities	0.2

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	20.9
Taiwan	16.9
India	16.4
South Korea	15.4
Brazil	4.8
Indonesia	4.1
Mexico	3.4
South Africa	3.3
Thailand	2.5
Hong Kong	2.5
Other	9.8

Material Fund Change [Text Block]
C000238721
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series EM
Trading Symbol	ACBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EM for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EM	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market (EM) equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (AI) and semiconductor demand, stable growth, and improving fundamentals bolstered China and Taiwan. India rose sharply on strong corporate earnings, positive economic data, and market inflows as investors revered its infrastructure investments and technological innovation. In contrast, weakness in Latin America was caused by higher inflation, weakening currencies, and political concerns.

Contributors included Bajaj Auto Ltd., on strong earnings and a promising outlook for two-wheelers and electric vehicles. Aircraft manufacturer Embraer (This security was no longer held at the end of the reporting period.) had strong earnings and an upgrade to investment grade. Samsung Electronics Co. Ltd. Pfd. detracted, falling after its HBM chips failed to pass NVIDIA’s suitability for inclusion into its AI processors. Arabian Drilling Co. (This security was no longer held at the end of the reporting period.) faltered after three offshore drilling rigs were suspended. We remain optimistic about EM on improved economic momentum, accommodative policies, attractive valuations, a favorable growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Managed Account CoreBuilder® Shares - Series EM	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
11/16/2022	$10,000	$10,000	$10,000
11/30/2022	$10,400	$10,202	$10,141
12/31/2022	$10,059	$10,059	$10,065
1/31/2023	$10,721	$10,853	$10,881
2/28/2023	$10,198	$10,150	$10,500
3/31/2023	$10,374	$10,457	$10,756
4/30/2023	$10,695	$10,338	$10,943
5/31/2023	$10,508	$10,165	$10,545
6/30/2023	$11,010	$10,551	$11,018
7/31/2023	$11,378	$11,208	$11,466
8/31/2023	$10,697	$10,517	$10,948
9/30/2023	$10,467	$10,242	$10,603
10/31/2023	$10,066	$9,844	$10,165
11/30/2023	$10,970	$10,632	$11,080
12/31/2023	$11,530	$11,048	$11,637
1/31/2024	$11,128	$10,535	$11,521
2/29/2024	$11,738	$11,036	$11,813
3/31/2024	$11,819	$11,309	$12,182
4/30/2024	$11,893	$11,360	$11,963
5/31/2024	$11,993	$11,424	$12,311
6/30/2024	$12,491	$11,875	$12,299
7/31/2024	$12,572	$11,910	$12,584
8/31/2024	$12,529	$12,102	$12,942
9/30/2024	$12,802	$12,910	$13,291
10/31/2024	$12,083	$12,336	$12,639
11/30/2024	$11,812	$11,893	$12,524
12/31/2024	$11,776	$11,877	$12,281
1/31/2025	$11,479	$12,089	$12,776
2/28/2025	$11,283	$12,148	$12,953
3/31/2025	$11,397	$12,224	$12,924
4/30/2025	$11,665	$12,385	$13,390
5/31/2025	$12,002	$12,913	$14,004
6/30/2025	$12,563	$13,690	$14,479
7/31/2025	$12,645	$13,957	$14,437
8/31/2025	$12,825	$14,136	$14,938
9/30/2025	$13,448	$15,147	$15,476
10/31/2025	$14,085	$15,780	$15,789

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception (11/16/22)
Managed Account CoreBuilder® Shares - Series EM	16.57	12.28
MSCI EM Index (Net) (USD)	27.91	16.68
MSCI ACWI ex USA Index (Net)	24.93	16.71

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 8,464,681
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Samsung Electronics Co. Ltd.	9.2
MediaTek, Inc.	4.2
Hon Hai Precision Industry Co. Ltd.	3.8
Samsung Electronics Co. Ltd., Preferred stock	3.3
Embassy Office Parks REIT	2.7
State Bank of India	2.1
Contemporary Amperex Technology Co. Ltd. Class A	2.1
Kia Corp.	2.0
Al Rajhi Bank	1.9
NHPC Ltd.	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Financials	24.2
Industrials	11.2
Real estate	8.9
Consumer discretionary	8.4
Utilities	4.5
Health care	3.8
Materials	3.0
Communication services	2.9
Consumer staples	2.1
Energy	0.8

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

India	24.6
South Korea	19.0
China	17.4
Taiwan	15.2
Saudi Arabia	7.5
Brazil	4.4
United Arab Emirates	2.7
Mexico	2.1
Poland	1.1
Hungary	1.1
Other	4.9

Material Fund Change [Text Block]
C000019901
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class A
Trading Symbol	WFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$125	1.13%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$9,428	$10,000	$10,000
11/30/2015	$9,338	$9,844	$9,794
12/31/2015	$9,093	$9,712	$9,609
1/31/2016	$8,579	$9,009	$8,955
2/29/2016	$8,099	$8,844	$8,853
3/31/2016	$8,869	$9,420	$9,573
4/30/2016	$8,919	$9,693	$9,825
5/31/2016	$8,968	$9,605	$9,659
6/30/2016	$8,621	$9,282	$9,511
7/31/2016	$9,093	$9,753	$9,982
8/31/2016	$9,233	$9,760	$10,045
9/30/2016	$9,275	$9,879	$10,169
10/31/2016	$9,167	$9,677	$10,022
11/30/2016	$9,159	$9,485	$9,791
12/31/2016	$9,481	$9,809	$10,041
1/31/2017	$9,814	$10,093	$10,397
2/28/2017	$9,942	$10,238	$10,563
3/31/2017	$10,164	$10,520	$10,830
4/30/2017	$10,300	$10,787	$11,062
5/31/2017	$10,650	$11,183	$11,421
6/30/2017	$10,615	$11,163	$11,457
7/31/2017	$11,042	$11,485	$11,879
8/31/2017	$11,016	$11,481	$11,941
9/30/2017	$11,238	$11,767	$12,163
10/31/2017	$11,451	$11,945	$12,392
11/30/2017	$11,562	$12,071	$12,492
12/31/2017	$11,764	$12,265	$12,771
1/31/2018	$12,575	$12,880	$13,483
2/28/2018	$11,878	$12,298	$12,847
3/31/2018	$11,702	$12,077	$12,620
4/30/2018	$11,870	$12,352	$12,822
5/31/2018	$11,482	$12,075	$12,526
6/30/2018	$11,041	$11,927	$12,290
7/31/2018	$11,385	$12,221	$12,584
8/31/2018	$11,050	$11,985	$12,321
9/30/2018	$11,256	$12,089	$12,377
10/31/2018	$10,442	$11,127	$11,370
11/30/2018	$10,389	$11,113	$11,478
12/31/2018	$9,744	$10,573	$10,958
1/31/2019	$10,509	$11,268	$11,786
2/28/2019	$10,691	$11,555	$12,017
3/31/2019	$10,591	$11,628	$12,088
4/30/2019	$10,882	$11,955	$12,408
5/31/2019	$9,963	$11,381	$11,742
6/30/2019	$10,753	$12,056	$12,449
7/31/2019	$10,440	$11,903	$12,298
8/31/2019	$9,997	$11,595	$11,918
9/30/2019	$10,205	$11,927	$12,225
10/31/2019	$10,539	$12,355	$12,652
11/30/2019	$10,770	$12,495	$12,763
12/31/2019	$11,206	$12,901	$13,316
1/31/2020	$10,536	$12,631	$12,958
2/29/2020	$9,810	$11,490	$11,934
3/31/2020	$7,865	$9,956	$10,206
4/30/2020	$8,609	$10,599	$10,979
5/31/2020	$8,907	$11,061	$11,339
6/30/2020	$9,169	$11,437	$11,851
7/31/2020	$9,728	$11,704	$12,379
8/31/2020	$10,297	$12,306	$12,909
9/30/2020	$10,053	$11,986	$12,592
10/31/2020	$9,745	$11,507	$12,321
11/30/2020	$11,043	$13,291	$13,979
12/31/2020	$11,712	$13,909	$14,734
1/31/2021	$11,497	$13,761	$14,766
2/28/2021	$11,909	$14,070	$15,058
3/31/2021	$12,442	$14,393	$15,249
4/30/2021	$12,742	$14,826	$15,698
5/31/2021	$13,118	$15,310	$16,189
6/30/2021	$12,868	$15,137	$16,084
7/31/2021	$12,585	$15,251	$15,819
8/31/2021	$12,783	$15,520	$16,120
9/30/2021	$12,499	$15,070	$15,603
10/31/2021	$12,660	$15,441	$15,976
11/30/2021	$11,740	$14,722	$15,256
12/31/2021	$12,391	$15,476	$15,887
1/31/2022	$12,391	$14,728	$15,302
2/28/2022	$12,163	$14,468	$14,999
3/31/2022	$11,907	$14,561	$15,023
4/30/2022	$11,235	$13,619	$14,079
5/31/2022	$11,466	$13,721	$14,180
6/30/2022	$10,535	$12,448	$12,960
7/31/2022	$10,719	$13,068	$13,404
8/31/2022	$10,264	$12,447	$12,973
9/30/2022	$9,253	$11,283	$11,677
10/31/2022	$9,769	$11,889	$12,026
11/30/2022	$10,995	$13,229	$13,445
12/31/2022	$10,958	$13,239	$13,345
1/31/2023	$11,981	$14,311	$14,427
2/28/2023	$11,562	$14,013	$13,920
3/31/2023	$11,623	$14,360	$14,261
4/30/2023	$11,828	$14,765	$14,509
5/31/2023	$11,301	$14,141	$13,981
6/30/2023	$12,015	$14,784	$14,608
7/31/2023	$12,467	$15,262	$15,202
8/31/2023	$12,231	$14,678	$14,516
9/30/2023	$11,810	$14,176	$14,057
10/31/2023	$11,286	$13,602	$13,477
11/30/2023	$12,146	$14,864	$14,690
12/31/2023	$12,664	$15,654	$15,428
1/31/2024	$12,684	$15,744	$15,275
2/29/2024	$12,992	$16,032	$15,662
3/31/2024	$13,323	$16,559	$16,151
4/30/2024	$12,975	$16,135	$15,861
5/31/2024	$13,482	$16,760	$16,322
6/30/2024	$13,128	$16,490	$16,306
7/31/2024	$13,471	$16,974	$16,684
8/31/2024	$13,965	$17,525	$17,159
9/30/2024	$13,869	$17,687	$17,621
10/31/2024	$13,101	$16,725	$16,757
11/30/2024	$12,909	$16,631	$16,605
12/31/2024	$12,670	$16,252	$16,282
1/31/2025	$13,321	$17,106	$16,938
2/28/2025	$13,840	$17,438	$17,173
3/31/2025	$14,031	$17,368	$17,134
4/30/2025	$14,511	$18,163	$17,753
5/31/2025	$15,103	$18,994	$18,566
6/30/2025	$15,438	$19,413	$19,196
7/31/2025	$14,933	$19,140	$19,141
8/31/2025	$15,356	$19,956	$19,805
9/30/2025	$15,737	$20,338	$20,519
10/31/2025	$15,912	$20,578	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	21.46	10.31	5.37
Class A with Load	14.48	9.00	4.75
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 171,788,012
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,386,479
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

Material Fund Change [Text Block]
C000019903
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class C
Trading Symbol	WFEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$209	1.90%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,903	$9,844	$9,794
12/31/2015	$9,631	$9,712	$9,609
1/31/2016	$9,086	$9,009	$8,955
2/29/2016	$8,577	$8,844	$8,853
3/31/2016	$9,381	$9,420	$9,573
4/30/2016	$9,434	$9,693	$9,825
5/31/2016	$9,470	$9,605	$9,659
6/30/2016	$9,104	$9,282	$9,511
7/31/2016	$9,595	$9,753	$9,982
8/31/2016	$9,738	$9,760	$10,045
9/30/2016	$9,774	$9,879	$10,169
10/31/2016	$9,657	$9,677	$10,022
11/30/2016	$9,640	$9,485	$9,791
12/31/2016	$9,971	$9,809	$10,041
1/31/2017	$10,317	$10,093	$10,397
2/28/2017	$10,445	$10,238	$10,563
3/31/2017	$10,672	$10,520	$10,830
4/30/2017	$10,809	$10,787	$11,062
5/31/2017	$11,165	$11,183	$11,421
6/30/2017	$11,128	$11,163	$11,457
7/31/2017	$11,566	$11,485	$11,879
8/31/2017	$11,529	$11,481	$11,941
9/30/2017	$11,748	$11,767	$12,163
10/31/2017	$11,967	$11,945	$12,392
11/30/2017	$12,076	$12,071	$12,492
12/31/2017	$12,276	$12,265	$12,771
1/31/2018	$13,119	$12,880	$13,483
2/28/2018	$12,388	$12,298	$12,847
3/31/2018	$12,192	$12,077	$12,620
4/30/2018	$12,360	$12,352	$12,822
5/31/2018	$11,948	$12,075	$12,526
6/30/2018	$11,489	$11,927	$12,290
7/31/2018	$11,836	$12,221	$12,584
8/31/2018	$11,480	$11,985	$12,321
9/30/2018	$11,686	$12,089	$12,377
10/31/2018	$10,834	$11,127	$11,370
11/30/2018	$10,768	$11,113	$11,478
12/31/2018	$10,103	$10,573	$10,958
1/31/2019	$10,885	$11,268	$11,786
2/28/2019	$11,066	$11,555	$12,017
3/31/2019	$10,952	$11,628	$12,088
4/30/2019	$11,247	$11,955	$12,408
5/31/2019	$10,293	$11,381	$11,742
6/30/2019	$11,107	$12,056	$12,449
7/31/2019	$10,771	$11,903	$12,298
8/31/2019	$10,301	$11,595	$11,918
9/30/2019	$10,515	$11,927	$12,225
10/31/2019	$10,852	$12,355	$12,652
11/30/2019	$11,083	$12,495	$12,763
12/31/2019	$11,524	$12,901	$13,316
1/31/2020	$10,819	$12,631	$12,958
2/29/2020	$10,075	$11,490	$11,934
3/31/2020	$8,066	$9,956	$10,206
4/30/2020	$8,829	$10,599	$10,979
5/31/2020	$9,138	$11,061	$11,339
6/30/2020	$9,399	$11,437	$11,851
7/31/2020	$9,959	$11,704	$12,379
8/31/2020	$10,539	$12,306	$12,909
9/30/2020	$10,278	$11,986	$12,592
10/31/2020	$9,959	$11,507	$12,321
11/30/2020	$11,273	$13,291	$13,979
12/31/2020	$11,949	$13,909	$14,734
1/31/2021	$11,717	$13,761	$14,766
2/28/2021	$12,133	$14,070	$15,058
3/31/2021	$12,673	$14,393	$15,249
4/30/2021	$12,963	$14,826	$15,698
5/31/2021	$13,350	$15,310	$16,189
6/30/2021	$13,089	$15,137	$16,084
7/31/2021	$12,789	$15,251	$15,819
8/31/2021	$12,982	$15,520	$16,120
9/30/2021	$12,685	$15,070	$15,603
10/31/2021	$12,841	$15,441	$15,976
11/30/2021	$11,899	$14,722	$15,256
12/31/2021	$12,549	$15,476	$15,887
1/31/2022	$12,540	$14,728	$15,302
2/28/2022	$12,307	$14,468	$14,999
3/31/2022	$12,037	$14,561	$15,023
4/30/2022	$11,354	$13,619	$14,079
5/31/2022	$11,569	$13,721	$14,180
6/30/2022	$10,628	$12,448	$12,960
7/31/2022	$10,805	$13,068	$13,404
8/31/2022	$10,344	$12,447	$12,973
9/30/2022	$9,317	$11,283	$11,677
10/31/2022	$9,839	$11,889	$12,026
11/30/2022	$11,060	$13,229	$13,445
12/31/2022	$11,011	$13,239	$13,345
1/31/2023	$12,036	$14,311	$14,427
2/28/2023	$11,612	$14,013	$13,920
3/31/2023	$11,661	$14,360	$14,261
4/30/2023	$11,858	$14,765	$14,509
5/31/2023	$11,326	$14,141	$13,981
6/30/2023	$12,027	$14,784	$14,608
7/31/2023	$12,483	$15,262	$15,202
8/31/2023	$12,235	$14,678	$14,516
9/30/2023	$11,803	$14,176	$14,057
10/31/2023	$11,267	$13,602	$13,477
11/30/2023	$12,125	$14,864	$14,690
12/31/2023	$12,642	$15,654	$15,428
1/31/2024	$12,662	$15,744	$15,275
2/29/2024	$12,970	$16,032	$15,662
3/31/2024	$13,301	$16,559	$16,151
4/30/2024	$12,953	$16,135	$15,861
5/31/2024	$13,460	$16,760	$16,322
6/30/2024	$13,106	$16,490	$16,306
7/31/2024	$13,448	$16,974	$16,684
8/31/2024	$13,942	$17,525	$17,159
9/30/2024	$13,846	$17,687	$17,621
10/31/2024	$13,079	$16,725	$16,757
11/30/2024	$12,887	$16,631	$16,605
12/31/2024	$12,649	$16,252	$16,282
1/31/2025	$13,299	$17,106	$16,938
2/28/2025	$13,817	$17,438	$17,173
3/31/2025	$14,008	$17,368	$17,134
4/30/2025	$14,487	$18,163	$17,753
5/31/2025	$15,077	$18,994	$18,566
6/30/2025	$15,412	$19,413	$19,196
7/31/2025	$14,908	$19,140	$19,141
8/31/2025	$15,330	$19,956	$19,805
9/30/2025	$15,710	$20,338	$20,519
10/31/2025	$15,886	$20,578	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	20.51	9.45	4.74
Class C with Load	19.51	9.45	4.74
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 171,788,012
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,386,479
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000163720
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class R6
Trading Symbol	WFEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,913	$9,844	$9,794
12/31/2015	$9,648	$9,712	$9,609
1/31/2016	$9,110	$9,009	$8,955
2/29/2016	$8,599	$8,844	$8,853
3/31/2016	$9,419	$9,420	$9,573
4/30/2016	$9,481	$9,693	$9,825
5/31/2016	$9,525	$9,605	$9,659
6/30/2016	$9,163	$9,282	$9,511
7/31/2016	$9,666	$9,753	$9,982
8/31/2016	$9,824	$9,760	$10,045
9/30/2016	$9,869	$9,879	$10,169
10/31/2016	$9,754	$9,677	$10,022
11/30/2016	$9,745	$9,485	$9,791
12/31/2016	$10,084	$9,809	$10,041
1/31/2017	$10,448	$10,093	$10,397
2/28/2017	$10,594	$10,238	$10,563
3/31/2017	$10,830	$10,520	$10,830
4/30/2017	$10,976	$10,787	$11,062
5/31/2017	$11,348	$11,183	$11,421
6/30/2017	$11,321	$11,163	$11,457
7/31/2017	$11,776	$11,485	$11,879
8/31/2017	$11,748	$11,481	$11,941
9/30/2017	$11,985	$11,767	$12,163
10/31/2017	$12,221	$11,945	$12,392
11/30/2017	$12,340	$12,071	$12,492
12/31/2017	$12,555	$12,265	$12,771
1/31/2018	$13,422	$12,880	$13,483
2/28/2018	$12,687	$12,298	$12,847
3/31/2018	$12,499	$12,077	$12,620
4/30/2018	$12,687	$12,352	$12,822
5/31/2018	$12,273	$12,075	$12,526
6/30/2018	$11,811	$11,927	$12,290
7/31/2018	$12,178	$12,221	$12,584
8/31/2018	$11,820	$11,985	$12,321
9/30/2018	$12,045	$12,089	$12,377
10/31/2018	$11,173	$11,127	$11,370
11/30/2018	$11,126	$11,113	$11,478
12/31/2018	$10,435	$10,573	$10,958
1/31/2019	$11,259	$11,268	$11,786
2/28/2019	$11,455	$11,555	$12,017
3/31/2019	$11,357	$11,628	$12,088
4/30/2019	$11,661	$11,955	$12,408
5/31/2019	$10,680	$11,381	$11,742
6/30/2019	$11,537	$12,056	$12,449
7/31/2019	$11,208	$11,903	$12,298
8/31/2019	$10,731	$11,595	$11,918
9/30/2019	$10,965	$11,927	$12,225
10/31/2019	$11,316	$12,355	$12,652
11/30/2019	$11,566	$12,495	$12,763
12/31/2019	$12,042	$12,901	$13,316
1/31/2020	$11,317	$12,631	$12,958
2/29/2020	$10,543	$11,490	$11,934
3/31/2020	$8,460	$9,956	$10,206
4/30/2020	$9,265	$10,599	$10,979
5/31/2020	$9,587	$11,061	$11,339
6/30/2020	$9,870	$11,437	$11,851
7/31/2020	$10,477	$11,704	$12,379
8/31/2020	$11,094	$12,306	$12,909
9/30/2020	$10,831	$11,986	$12,592
10/31/2020	$10,506	$11,507	$12,321
11/30/2020	$11,906	$13,291	$13,979
12/31/2020	$12,628	$13,909	$14,734
1/31/2021	$12,394	$13,761	$14,766
2/28/2021	$12,842	$14,070	$15,058
3/31/2021	$13,431	$14,393	$15,249
4/30/2021	$13,758	$14,826	$15,698
5/31/2021	$14,156	$15,310	$16,189
6/30/2021	$13,886	$15,137	$16,084
7/31/2021	$13,588	$15,251	$15,819
8/31/2021	$13,804	$15,520	$16,120
9/30/2021	$13,500	$15,070	$15,603
10/31/2021	$13,676	$15,441	$15,976
11/30/2021	$12,682	$14,722	$15,256
12/31/2021	$13,401	$15,476	$15,887
1/31/2022	$13,401	$14,728	$15,302
2/28/2022	$13,151	$14,468	$14,999
3/31/2022	$12,879	$14,561	$15,023
4/30/2022	$12,154	$13,619	$14,079
5/31/2022	$12,406	$13,721	$14,180
6/30/2022	$11,408	$12,448	$12,960
7/31/2022	$11,609	$13,068	$13,404
8/31/2022	$11,122	$12,447	$12,973
9/30/2022	$10,024	$11,283	$11,677
10/31/2022	$10,590	$11,889	$12,026
11/30/2022	$11,924	$13,229	$13,445
12/31/2022	$11,882	$13,239	$13,345
1/31/2023	$13,005	$14,311	$14,427
2/28/2023	$12,545	$14,013	$13,920
3/31/2023	$12,624	$14,360	$14,261
4/30/2023	$12,838	$14,765	$14,509
5/31/2023	$12,270	$14,141	$13,981
6/30/2023	$13,047	$14,784	$14,608
7/31/2023	$13,555	$15,262	$15,202
8/31/2023	$13,295	$14,678	$14,516
9/30/2023	$12,836	$14,176	$14,057
10/31/2023	$12,270	$13,602	$13,477
11/30/2023	$13,206	$14,864	$14,690
12/31/2023	$13,782	$15,654	$15,428
1/31/2024	$13,804	$15,744	$15,275
2/29/2024	$14,144	$16,032	$15,662
3/31/2024	$14,511	$16,559	$16,151
4/30/2024	$14,127	$16,135	$15,861
5/31/2024	$14,687	$16,760	$16,322
6/30/2024	$14,299	$16,490	$16,306
7/31/2024	$14,689	$16,974	$16,684
8/31/2024	$15,235	$17,525	$17,159
9/30/2024	$15,123	$17,687	$17,621
10/31/2024	$14,295	$16,725	$16,757
11/30/2024	$14,083	$16,631	$16,605
12/31/2024	$13,824	$16,252	$16,282
1/31/2025	$14,545	$17,106	$16,938
2/28/2025	$15,109	$17,438	$17,173
3/31/2025	$15,324	$17,368	$17,134
4/30/2025	$15,856	$18,163	$17,753
5/31/2025	$16,512	$18,994	$18,566
6/30/2025	$16,878	$19,413	$19,196
7/31/2025	$16,329	$19,140	$19,141
8/31/2025	$16,798	$19,956	$19,805
9/30/2025	$17,218	$20,338	$20,519
10/31/2025	$17,413	$20,578	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	21.81	10.63	5.70
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 171,788,012
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,386,479
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

Material Fund Change [Text Block]
C000089270
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Institutional Class
Trading Symbol	WFENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the one-year period, developed international equities delivered strong gains, supported by a weaker U.S. dollar, European Central Bank rate cuts, and improving corporate earnings in Europe and Japan. After struggling at the end of 2024, partly on U.S. dollar strength, international stocks regained investor attention in 2025, particularly given exceptional returns from banks. Further, European small caps and defense stocks outperformed as fiscal spending accelerated. Diverging global monetary policies and U.S. tariff policy uncertainty created headwinds and opportunities across regions.

We remain overweight France and Germany relative to the benchmark to capture eurozone stimulus and defense spending tailwinds, and we have reduced that exposure over the period as these factors were reflected in valuations. We have increased exposures to Japan and Italy.

Leading performers included Rheinmetall AG, Barclays PLC, and Samsung Electronics Co. Ltd. Lagging performers include adidas AG, Diageo PLC, and Novo Nordisk A/S.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,913	$9,844	$9,794
12/31/2015	$9,655	$9,712	$9,609
1/31/2016	$9,108	$9,009	$8,955
2/29/2016	$8,605	$8,844	$8,853
3/31/2016	$9,417	$9,420	$9,573
4/30/2016	$9,478	$9,693	$9,825
5/31/2016	$9,531	$9,605	$9,659
6/30/2016	$9,161	$9,282	$9,511
7/31/2016	$9,664	$9,753	$9,982
8/31/2016	$9,822	$9,760	$10,045
9/30/2016	$9,867	$9,879	$10,169
10/31/2016	$9,752	$9,677	$10,022
11/30/2016	$9,743	$9,485	$9,791
12/31/2016	$10,087	$9,809	$10,041
1/31/2017	$10,443	$10,093	$10,397
2/28/2017	$10,589	$10,238	$10,563
3/31/2017	$10,826	$10,520	$10,830
4/30/2017	$10,971	$10,787	$11,062
5/31/2017	$11,345	$11,183	$11,421
6/30/2017	$11,318	$11,163	$11,457
7/31/2017	$11,764	$11,485	$11,879
8/31/2017	$11,737	$11,481	$11,941
9/30/2017	$11,983	$11,767	$12,163
10/31/2017	$12,211	$11,945	$12,392
11/30/2017	$12,329	$12,071	$12,492
12/31/2017	$12,546	$12,265	$12,771
1/31/2018	$13,414	$12,880	$13,483
2/28/2018	$12,678	$12,298	$12,847
3/31/2018	$12,489	$12,077	$12,620
4/30/2018	$12,678	$12,352	$12,822
5/31/2018	$12,263	$12,075	$12,526
6/30/2018	$11,800	$11,927	$12,290
7/31/2018	$12,168	$12,221	$12,584
8/31/2018	$11,809	$11,985	$12,321
9/30/2018	$12,029	$12,089	$12,377
10/31/2018	$11,165	$11,127	$11,370
11/30/2018	$11,108	$11,113	$11,478
12/31/2018	$10,422	$10,573	$10,958
1/31/2019	$11,247	$11,268	$11,786
2/28/2019	$11,443	$11,555	$12,017
3/31/2019	$11,335	$11,628	$12,088
4/30/2019	$11,649	$11,955	$12,408
5/31/2019	$10,668	$11,381	$11,742
6/30/2019	$11,520	$12,056	$12,449
7/31/2019	$11,192	$11,903	$12,298
8/31/2019	$10,714	$11,595	$11,918
9/30/2019	$10,948	$11,927	$12,225
10/31/2019	$11,298	$12,355	$12,652
11/30/2019	$11,548	$12,495	$12,763
12/31/2019	$12,023	$12,901	$13,316
1/31/2020	$11,299	$12,631	$12,958
2/29/2020	$10,524	$11,490	$11,934
3/31/2020	$8,442	$9,956	$10,206
4/30/2020	$9,247	$10,599	$10,979
5/31/2020	$9,568	$11,061	$11,339
6/30/2020	$9,853	$11,437	$11,851
7/31/2020	$10,449	$11,704	$12,379
8/31/2020	$11,066	$12,306	$12,909
9/30/2020	$10,800	$11,986	$12,592
10/31/2020	$10,476	$11,507	$12,321
11/30/2020	$11,874	$13,291	$13,979
12/31/2020	$12,595	$13,909	$14,734
1/31/2021	$12,371	$13,761	$14,766
2/28/2021	$12,818	$14,070	$15,058
3/31/2021	$13,392	$14,393	$15,249
4/30/2021	$13,718	$14,826	$15,698
5/31/2021	$14,136	$15,310	$16,189
6/30/2021	$13,865	$15,137	$16,084
7/31/2021	$13,567	$15,251	$15,819
8/31/2021	$13,783	$15,520	$16,120
9/30/2021	$13,475	$15,070	$15,603
10/31/2021	$13,650	$15,441	$15,976
11/30/2021	$12,659	$14,722	$15,256
12/31/2021	$13,370	$15,476	$15,887
1/31/2022	$13,370	$14,728	$15,302
2/28/2022	$13,131	$14,468	$14,999
3/31/2022	$12,857	$14,561	$15,023
4/30/2022	$12,134	$13,619	$14,079
5/31/2022	$12,385	$13,721	$14,180
6/30/2022	$11,388	$12,448	$12,960
7/31/2022	$11,578	$13,068	$13,404
8/31/2022	$11,092	$12,447	$12,973
9/30/2022	$10,006	$11,283	$11,677
10/31/2022	$10,571	$11,889	$12,026
11/30/2022	$11,901	$13,229	$13,445
12/31/2022	$11,857	$13,239	$13,345
1/31/2023	$12,966	$14,311	$14,427
2/28/2023	$12,518	$14,013	$13,920
3/31/2023	$12,594	$14,360	$14,261
4/30/2023	$12,807	$14,765	$14,509
5/31/2023	$12,241	$14,141	$13,981
6/30/2023	$13,023	$14,784	$14,608
7/31/2023	$13,519	$15,262	$15,202
8/31/2023	$13,260	$14,678	$14,516
9/30/2023	$12,810	$14,176	$14,057
10/31/2023	$12,236	$13,602	$13,477
11/30/2023	$13,179	$14,864	$14,690
12/31/2023	$13,738	$15,654	$15,428
1/31/2024	$13,759	$15,744	$15,275
2/29/2024	$14,109	$16,032	$15,662
3/31/2024	$14,472	$16,559	$16,151
4/30/2024	$14,089	$16,135	$15,861
5/31/2024	$14,647	$16,760	$16,322
6/30/2024	$14,258	$16,490	$16,306
7/31/2024	$14,646	$16,974	$16,684
8/31/2024	$15,190	$17,525	$17,159
9/30/2024	$15,086	$17,687	$17,621
10/31/2024	$14,251	$16,725	$16,757
11/30/2024	$14,039	$16,631	$16,605
12/31/2024	$13,777	$16,252	$16,282
1/31/2025	$14,507	$17,106	$16,938
2/28/2025	$15,068	$17,438	$17,173
3/31/2025	$15,278	$17,368	$17,134
4/30/2025	$15,807	$18,163	$17,753
5/31/2025	$16,460	$18,994	$18,566
6/30/2025	$16,820	$19,413	$19,196
7/31/2025	$16,286	$19,140	$19,141
8/31/2025	$16,741	$19,956	$19,805
9/30/2025	$17,165	$20,338	$20,519
10/31/2025	$17,359	$20,578	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	21.81	10.63	5.67
MSCI EAFE Index (Net)	23.03	12.33	7.48
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 171,788,012
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,386,479
InvestmentCompanyPortfolioTurnover	22.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

LVMH Moet Hennessy Louis Vuitton SE	3.7
Hitachi Ltd.	3.4
Barclays PLC	3.3
ING Groep NV	3.1
ASML Holding NV	2.8
SAP SE	2.7
Airbus SE	2.6
Schneider Electric SE	2.6
AXA SA	2.5
Novartis AG	2.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	21.4
Financials	21.0
Information technology	14.8
Consumer discretionary	11.0
Consumer staples	9.2
Health care	8.4
Energy	4.3
Materials	4.2
Communication services	3.2
Utilities	2.5

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	19.5
United Kingdom	17.6
Japan	17.4
Germany	16.8
Netherlands	8.8
Switzerland	4.8
Canada	3.2
Italy	3.1
South Korea	2.5
Denmark	1.6
Other	4.7

Material Fund Change [Text Block]
C000089507
Shareholder Report [Line Items]
Fund Name	Special Global Small Cap Fund
Class Name	Class A
Trading Symbol	EKGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$146	1.46%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican electoral sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples and materials. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor within the Fund was J&J Snack Foods Corp., on a challenging backdrop for food companies and some transitory issues related to J&J’s supply chain and inflation. The company’s net-cash balance sheet, we believe, is underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2015	$9,425	$10,000	$10,000
11/30/2015	$9,471	$10,112	$9,917
12/31/2015	$9,237	$9,857	$9,739
1/31/2016	$8,749	$9,091	$9,151
2/29/2016	$8,875	$9,154	$9,088
3/31/2016	$9,650	$9,923	$9,762
4/30/2016	$9,719	$10,157	$9,906
5/31/2016	$10,052	$10,278	$9,918
6/30/2016	$9,749	$10,083	$9,858
7/31/2016	$10,327	$10,639	$10,283
8/31/2016	$10,527	$10,654	$10,318
9/30/2016	$10,649	$10,814	$10,381
10/31/2016	$10,284	$10,415	$10,205
11/30/2016	$10,673	$10,851	$10,282
12/31/2016	$10,956	$11,110	$10,504
1/31/2017	$11,139	$11,366	$10,792
2/28/2017	$11,284	$11,607	$11,094
3/31/2017	$11,469	$11,693	$11,230
4/30/2017	$11,737	$11,928	$11,405
5/31/2017	$11,896	$12,004	$11,657
6/30/2017	$12,082	$12,190	$11,710
7/31/2017	$12,255	$12,467	$12,037
8/31/2017	$12,238	$12,459	$12,083
9/30/2017	$12,916	$12,951	$12,317
10/31/2017	$13,050	$13,139	$12,573
11/30/2017	$13,409	$13,426	$12,816
12/31/2017	$13,591	$13,628	$13,023
1/31/2018	$14,008	$14,110	$13,757
2/28/2018	$13,306	$13,546	$13,180
3/31/2018	$13,543	$13,552	$12,897
4/30/2018	$13,550	$13,677	$13,021
5/31/2018	$13,742	$14,042	$13,037
6/30/2018	$13,816	$13,995	$12,966
7/31/2018	$14,091	$14,165	$13,357
8/31/2018	$14,290	$14,476	$13,462
9/30/2018	$14,066	$14,269	$13,521
10/31/2018	$12,812	$12,855	$12,508
11/30/2018	$13,091	$12,937	$12,690
12/31/2018	$12,042	$11,739	$11,797
1/31/2019	$13,055	$12,949	$12,728
2/28/2019	$13,537	$13,434	$13,069
3/31/2019	$13,558	$13,350	$13,233
4/30/2019	$13,949	$13,766	$13,680
5/31/2019	$13,287	$12,865	$12,868
6/30/2019	$13,857	$13,613	$13,711
7/31/2019	$13,769	$13,691	$13,751
8/31/2019	$13,312	$13,224	$13,425
9/30/2019	$13,699	$13,496	$13,707
10/31/2019	$14,061	$13,869	$14,082
11/30/2019	$14,469	$14,318	$14,426
12/31/2019	$14,992	$14,814	$14,934
1/31/2020	$14,567	$14,403	$14,769
2/29/2020	$13,250	$13,079	$13,576
3/31/2020	$11,251	$10,361	$11,743
4/30/2020	$12,149	$11,753	$13,001
5/31/2020	$12,780	$12,584	$13,567
6/30/2020	$12,964	$12,908	$14,000
7/31/2020	$13,268	$13,413	$14,741
8/31/2020	$13,928	$14,178	$15,643
9/30/2020	$13,690	$13,870	$15,139
10/31/2020	$13,525	$13,868	$14,771
11/30/2020	$15,297	$16,000	$16,591
12/31/2020	$16,456	$17,179	$17,362
1/31/2021	$17,050	$17,534	$17,283
2/28/2021	$17,956	$18,409	$17,683
3/31/2021	$18,602	$18,798	$18,155
4/30/2021	$19,079	$19,528	$18,949
5/31/2021	$19,541	$19,693	$19,244
6/30/2021	$19,556	$19,734	$19,498
7/31/2021	$19,277	$19,600	$19,632
8/31/2021	$19,845	$20,076	$20,123
9/30/2021	$19,258	$19,452	$19,292
10/31/2021	$19,853	$20,154	$20,277
11/30/2021	$18,983	$19,176	$19,789
12/31/2021	$19,978	$19,885	$20,580
1/31/2022	$18,065	$18,383	$19,569
2/28/2022	$17,829	$18,422	$19,064
3/31/2022	$16,982	$18,593	$19,477
4/30/2022	$16,006	$17,142	$17,918
5/31/2022	$16,058	$17,106	$17,939
6/30/2022	$14,531	$15,398	$16,427
7/31/2022	$15,542	$16,801	$17,574
8/31/2022	$14,656	$16,254	$16,927
9/30/2022	$13,117	$14,586	$15,306
10/31/2022	$14,398	$15,759	$16,230
11/30/2022	$15,559	$16,730	$17,489
12/31/2022	$15,031	$16,156	$16,801
1/31/2023	$16,363	$17,653	$18,005
2/28/2023	$15,897	$17,293	$17,489
3/31/2023	$15,708	$16,849	$18,028
4/30/2023	$15,677	$16,831	$18,287
5/31/2023	$15,336	$16,363	$18,091
6/30/2023	$16,363	$17,390	$19,142
7/31/2023	$16,838	$18,244	$19,843
8/31/2023	$16,439	$17,548	$19,288
9/30/2023	$15,457	$16,628	$18,491
10/31/2023	$14,543	$15,607	$17,935
11/30/2023	$15,740	$17,060	$19,590
12/31/2023	$17,165	$18,702	$20,531
1/31/2024	$16,820	$18,184	$20,651
2/29/2024	$16,990	$18,791	$21,537
3/31/2024	$17,403	$19,522	$22,214
4/30/2024	$16,408	$18,514	$21,481
5/31/2024	$17,206	$19,357	$22,353
6/30/2024	$16,708	$18,981	$22,851
7/31/2024	$17,640	$20,281	$23,220
8/31/2024	$17,542	$20,381	$23,809
9/30/2024	$17,708	$20,762	$24,362
10/31/2024	$16,775	$20,204	$23,816
11/30/2024	$17,681	$21,510	$24,706
12/31/2024	$16,581	$20,226	$24,121
1/31/2025	$16,890	$20,927	$24,931
2/28/2025	$16,617	$20,234	$24,781
3/31/2025	$16,062	$19,472	$23,802
4/30/2025	$15,726	$19,608	$24,024
5/31/2025	$16,322	$20,746	$25,405
6/30/2025	$16,881	$21,728	$26,546
7/31/2025	$16,563	$21,988	$26,906
8/31/2025	$17,295	$23,122	$27,570
9/30/2025	$16,895	$23,580	$28,569
10/31/2025	$16,826	$23,620	$29,208

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	0.31	4.47	5.97
Class A with Load	(5.46)	3.24	5.34
MSCI World Small Cap Index (Net)	16.91	11.24	8.98
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 115,160,792
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,021,222
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Gibraltar Industries, Inc.	2.6
Alten SA	2.6
Novanta, Inc.	2.5
Innospec, Inc.	2.4
Hanover Insurance Group, Inc.	2.3
Interpump Group SpA	2.2
Brady Corp. Class A	2.1
Horiba Ltd.	2.0
MEITEC Group Holdings, Inc.	1.9
DTS Corp.	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Information technology	18.2
Financials	13.9
Materials	9.5
Health care	9.2
Consumer discretionary	6.2
Consumer staples	6.0
Real estate	4.8
Energy	1.4
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	60.3
Japan	12.1
United Kingdom	6.6
Italy	4.0
Germany	3.6
France	2.7
Canada	2.5
Australia	2.1
Spain	1.9
Sweden	1.5
Other	2.7

Material Fund Change [Text Block]
C000089509
Shareholder Report [Line Items]
Fund Name	Special Global Small Cap Fund
Class Name	Class C
Trading Symbol	EKGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$220	2.21%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican electoral sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples and materials. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor within the Fund was J&J Snack Foods Corp., on a challenging backdrop for food companies and some transitory issues related to J&J’s supply chain and inflation. The company’s net-cash balance sheet, we believe, is underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,042	$10,112	$9,917
12/31/2015	$9,791	$9,857	$9,739
1/31/2016	$9,268	$9,091	$9,151
2/29/2016	$9,395	$9,154	$9,088
3/31/2016	$10,206	$9,923	$9,762
4/30/2016	$10,274	$10,157	$9,906
5/31/2016	$10,621	$10,278	$9,918
6/30/2016	$10,292	$10,083	$9,858
7/31/2016	$10,898	$10,639	$10,283
8/31/2016	$11,100	$10,654	$10,318
9/30/2016	$11,223	$10,814	$10,381
10/31/2016	$10,831	$10,415	$10,205
11/30/2016	$11,234	$10,851	$10,282
12/31/2016	$11,525	$11,110	$10,504
1/31/2017	$11,712	$11,366	$10,792
2/28/2017	$11,854	$11,607	$11,094
3/31/2017	$12,040	$11,693	$11,230
4/30/2017	$12,316	$11,928	$11,405
5/31/2017	$12,474	$12,004	$11,657
6/30/2017	$12,660	$12,190	$11,710
7/31/2017	$12,835	$12,467	$12,037
8/31/2017	$12,810	$12,459	$12,083
9/30/2017	$13,508	$12,951	$12,317
10/31/2017	$13,642	$13,139	$12,573
11/30/2017	$14,006	$13,426	$12,816
12/31/2017	$14,189	$13,628	$13,023
1/31/2018	$14,616	$14,110	$13,757
2/28/2018	$13,871	$13,546	$13,180
3/31/2018	$14,113	$13,552	$12,897
4/30/2018	$14,109	$13,677	$13,021
5/31/2018	$14,303	$14,042	$13,037
6/30/2018	$14,370	$13,995	$12,966
7/31/2018	$14,649	$14,165	$13,357
8/31/2018	$14,844	$14,476	$13,462
9/30/2018	$14,602	$14,269	$13,521
10/31/2018	$13,293	$12,855	$12,508
11/30/2018	$13,573	$12,937	$12,690
12/31/2018	$12,479	$11,739	$11,797
1/31/2019	$13,521	$12,949	$12,728
2/28/2019	$14,009	$13,434	$13,069
3/31/2019	$14,020	$13,350	$13,233
4/30/2019	$14,416	$13,766	$13,680
5/31/2019	$13,722	$12,865	$12,868
6/30/2019	$14,302	$13,613	$13,711
7/31/2019	$14,205	$13,691	$13,751
8/31/2019	$13,722	$13,224	$13,425
9/30/2019	$14,113	$13,496	$13,707
10/31/2019	$14,476	$13,869	$14,082
11/30/2019	$14,888	$14,318	$14,426
12/31/2019	$15,413	$14,814	$14,934
1/31/2020	$14,965	$14,403	$14,769
2/29/2020	$13,611	$13,079	$13,576
3/31/2020	$11,548	$10,361	$11,743
4/30/2020	$12,461	$11,753	$13,001
5/31/2020	$13,101	$12,584	$13,567
6/30/2020	$13,282	$12,908	$14,000
7/31/2020	$13,583	$13,413	$14,741
8/31/2020	$14,291	$14,178	$15,643
9/30/2020	$14,036	$13,870	$15,139
10/31/2020	$13,860	$13,868	$14,771
11/30/2020	$15,662	$16,000	$16,591
12/31/2020	$16,835	$17,179	$17,362
1/31/2021	$17,436	$17,534	$17,283
2/28/2021	$18,354	$18,409	$17,683
3/31/2021	$19,000	$18,798	$18,155
4/30/2021	$19,470	$19,528	$18,949
5/31/2021	$19,935	$19,693	$19,244
6/30/2021	$19,935	$19,734	$19,498
7/31/2021	$19,640	$19,600	$19,632
8/31/2021	$20,207	$20,076	$20,123
9/30/2021	$19,595	$19,452	$19,292
10/31/2021	$20,190	$20,154	$20,277
11/30/2021	$19,289	$19,176	$19,789
12/31/2021	$20,292	$19,885	$20,580
1/31/2022	$18,337	$18,383	$19,569
2/28/2022	$18,082	$18,422	$19,064
3/31/2022	$17,214	$18,593	$19,477
4/30/2022	$16,215	$17,142	$17,918
5/31/2022	$16,258	$17,106	$17,939
6/30/2022	$14,705	$15,398	$16,427
7/31/2022	$15,711	$16,801	$17,574
8/31/2022	$14,807	$16,254	$16,927
9/30/2022	$13,246	$14,586	$15,306
10/31/2022	$14,530	$15,759	$16,230
11/30/2022	$15,689	$16,730	$17,489
12/31/2022	$15,152	$16,156	$16,801
1/31/2023	$16,483	$17,653	$18,005
2/28/2023	$16,006	$17,293	$17,489
3/31/2023	$15,802	$16,849	$18,028
4/30/2023	$15,763	$16,831	$18,287
5/31/2023	$15,410	$16,363	$18,091
6/30/2023	$16,429	$17,390	$19,142
7/31/2023	$16,899	$18,244	$19,843
8/31/2023	$16,491	$17,548	$19,288
9/30/2023	$15,488	$16,628	$18,491
10/31/2023	$14,564	$15,607	$17,935
11/30/2023	$15,763	$17,060	$19,590
12/31/2023	$17,190	$18,702	$20,531
1/31/2024	$16,845	$18,184	$20,651
2/29/2024	$17,015	$18,791	$21,537
3/31/2024	$17,428	$19,522	$22,214
4/30/2024	$16,432	$18,514	$21,481
5/31/2024	$17,231	$19,357	$22,353
6/30/2024	$16,732	$18,981	$22,851
7/31/2024	$17,666	$20,281	$23,220
8/31/2024	$17,567	$20,381	$23,809
9/30/2024	$17,734	$20,762	$24,362
10/31/2024	$16,800	$20,204	$23,816
11/30/2024	$17,707	$21,510	$24,706
12/31/2024	$16,605	$20,226	$24,121
1/31/2025	$16,915	$20,927	$24,931
2/28/2025	$16,642	$20,234	$24,781
3/31/2025	$16,086	$19,472	$23,802
4/30/2025	$15,749	$19,608	$24,024
5/31/2025	$16,346	$20,746	$25,405
6/30/2025	$16,906	$21,728	$26,546
7/31/2025	$16,587	$21,988	$26,906
8/31/2025	$17,320	$23,122	$27,570
9/30/2025	$16,919	$23,580	$28,569
10/31/2025	$16,851	$23,620	$29,208

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	(0.48)	3.67	5.36
Class C with Load	(1.48)	3.67	5.36
MSCI World Small Cap Index (Net)	16.91	11.24	8.98
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 115,160,792
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,021,222
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Gibraltar Industries, Inc.	2.6
Alten SA	2.6
Novanta, Inc.	2.5
Innospec, Inc.	2.4
Hanover Insurance Group, Inc.	2.3
Interpump Group SpA	2.2
Brady Corp. Class A	2.1
Horiba Ltd.	2.0
MEITEC Group Holdings, Inc.	1.9
DTS Corp.	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Information technology	18.2
Financials	13.9
Materials	9.5
Health care	9.2
Consumer discretionary	6.2
Consumer staples	6.0
Real estate	4.8
Energy	1.4
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	60.3
Japan	12.1
United Kingdom	6.6
Italy	4.0
Germany	3.6
France	2.7
Canada	2.5
Australia	2.1
Spain	1.9
Sweden	1.5
Other	2.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000092815
Shareholder Report [Line Items]
Fund Name	Special Global Small Cap Fund
Class Name	Institutional Class
Trading Symbol	EKGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$114	1.14%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing and the Republican electoral sweep gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples and materials. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor within the Fund was J&J Snack Foods Corp., on a challenging backdrop for food companies and some transitory issues related to J&J’s supply chain and inflation. The company’s net-cash balance sheet, we believe, is underappreciated.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	MSCI World Small Cap Index (Net)	MSCI ACWI Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$10,052	$10,112	$9,917
12/31/2015	$9,808	$9,857	$9,739
1/31/2016	$9,294	$9,091	$9,151
2/29/2016	$9,430	$9,154	$9,088
3/31/2016	$10,256	$9,923	$9,762
4/30/2016	$10,333	$10,157	$9,906
5/31/2016	$10,691	$10,278	$9,918
6/30/2016	$10,371	$10,083	$9,858
7/31/2016	$10,992	$10,639	$10,283
8/31/2016	$11,205	$10,654	$10,318
9/30/2016	$11,342	$10,814	$10,381
10/31/2016	$10,956	$10,415	$10,205
11/30/2016	$11,375	$10,851	$10,282
12/31/2016	$11,679	$11,110	$10,504
1/31/2017	$11,878	$11,366	$10,792
2/28/2017	$12,036	$11,607	$11,094
3/31/2017	$12,238	$11,693	$11,230
4/30/2017	$12,528	$11,928	$11,405
5/31/2017	$12,704	$12,004	$11,657
6/30/2017	$12,906	$12,190	$11,710
7/31/2017	$13,096	$12,467	$12,037
8/31/2017	$13,081	$12,459	$12,083
9/30/2017	$13,810	$12,951	$12,317
10/31/2017	$13,956	$13,139	$12,573
11/30/2017	$14,343	$13,426	$12,816
12/31/2017	$14,544	$13,628	$13,023
1/31/2018	$14,995	$14,110	$13,757
2/28/2018	$14,248	$13,546	$13,180
3/31/2018	$14,508	$13,552	$12,897
4/30/2018	$14,518	$13,677	$13,021
5/31/2018	$14,732	$14,042	$13,037
6/30/2018	$14,814	$13,995	$12,966
7/31/2018	$15,113	$14,165	$13,357
8/31/2018	$15,334	$14,476	$13,462
9/30/2018	$15,097	$14,269	$13,521
10/31/2018	$13,754	$12,855	$12,508
11/30/2018	$14,060	$12,937	$12,690
12/31/2018	$12,937	$11,739	$11,797
1/31/2019	$14,029	$12,949	$12,728
2/28/2019	$14,553	$13,434	$13,069
3/31/2019	$14,582	$13,350	$13,233
4/30/2019	$15,001	$13,766	$13,680
5/31/2019	$14,296	$12,865	$12,868
6/30/2019	$14,914	$13,613	$13,711
7/31/2019	$14,824	$13,691	$13,751
8/31/2019	$14,336	$13,224	$13,425
9/30/2019	$14,759	$13,496	$13,707
10/31/2019	$15,153	$13,869	$14,082
11/30/2019	$15,597	$14,318	$14,426
12/31/2019	$16,164	$14,814	$14,934
1/31/2020	$15,715	$14,403	$14,769
2/29/2020	$14,298	$13,079	$13,576
3/31/2020	$12,141	$10,361	$11,743
4/30/2020	$13,116	$11,753	$13,001
5/31/2020	$13,803	$12,584	$13,567
6/30/2020	$14,007	$12,908	$14,000
7/31/2020	$14,340	$13,413	$14,741
8/31/2020	$15,058	$14,178	$15,643
9/30/2020	$14,804	$13,870	$15,139
10/31/2020	$14,634	$13,868	$14,771
11/30/2020	$16,553	$16,000	$16,591
12/31/2020	$17,815	$17,179	$17,362
1/31/2021	$18,461	$17,534	$17,283
2/28/2021	$19,447	$18,409	$17,683
3/31/2021	$20,154	$18,798	$18,155
4/30/2021	$20,675	$19,528	$18,949
5/31/2021	$21,181	$19,693	$19,244
6/30/2021	$21,204	$19,734	$19,498
7/31/2021	$20,909	$19,600	$19,632
8/31/2021	$21,532	$20,076	$20,123
9/30/2021	$20,898	$19,452	$19,292
10/31/2021	$21,551	$20,154	$20,277
11/30/2021	$20,611	$19,176	$19,789
12/31/2021	$21,696	$19,885	$20,580
1/31/2022	$19,629	$18,383	$19,569
2/28/2022	$19,370	$18,422	$19,064
3/31/2022	$18,462	$18,593	$19,477
4/30/2022	$17,409	$17,142	$17,918
5/31/2022	$17,466	$17,106	$17,939
6/30/2022	$15,816	$15,398	$16,427
7/31/2022	$16,917	$16,801	$17,574
8/31/2022	$15,956	$16,254	$16,927
9/30/2022	$14,289	$14,586	$15,306
10/31/2022	$15,689	$15,759	$16,230
11/30/2022	$16,957	$16,730	$17,489
12/31/2022	$16,388	$16,156	$16,801
1/31/2023	$17,848	$17,653	$18,005
2/28/2023	$17,346	$17,293	$17,489
3/31/2023	$17,141	$16,849	$18,028
4/30/2023	$17,113	$16,831	$18,287
5/31/2023	$16,748	$16,363	$18,091
6/30/2023	$17,871	$17,390	$19,142
7/31/2023	$18,396	$18,244	$19,843
8/31/2023	$17,967	$17,548	$19,288
9/30/2023	$16,894	$16,628	$18,491
10/31/2023	$15,899	$15,607	$17,935
11/30/2023	$17,214	$17,060	$19,590
12/31/2023	$18,779	$18,702	$20,531
1/31/2024	$18,405	$18,184	$20,651
2/29/2024	$18,601	$18,791	$21,537
3/31/2024	$19,057	$19,522	$22,214
4/30/2024	$17,971	$18,514	$21,481
5/31/2024	$18,852	$19,357	$22,353
6/30/2024	$18,304	$18,981	$22,851
7/31/2024	$19,336	$20,281	$23,220
8/31/2024	$19,235	$20,381	$23,809
9/30/2024	$19,418	$20,762	$24,362
10/31/2024	$18,400	$20,204	$23,816
11/30/2024	$19,400	$21,510	$24,706
12/31/2024	$18,198	$20,226	$24,121
1/31/2025	$18,541	$20,927	$24,931
2/28/2025	$18,244	$20,234	$24,781
3/31/2025	$17,646	$19,472	$23,802
4/30/2025	$17,279	$19,608	$24,024
5/31/2025	$17,933	$20,746	$25,405
6/30/2025	$18,555	$21,728	$26,546
7/31/2025	$18,212	$21,988	$26,906
8/31/2025	$19,023	$23,122	$27,570
9/30/2025	$18,587	$23,580	$28,569
10/31/2025	$18,518	$23,620	$29,208

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	0.64	4.82	6.36
MSCI World Small Cap Index (Net)	16.91	11.24	8.98
MSCI ACWI Index (Net)	22.64	14.61	11.31

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 115,160,792
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 1,021,222
InvestmentCompanyPortfolioTurnover	36.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Gibraltar Industries, Inc.	2.6
Alten SA	2.6
Novanta, Inc.	2.5
Innospec, Inc.	2.4
Hanover Insurance Group, Inc.	2.3
Interpump Group SpA	2.2
Brady Corp. Class A	2.1
Horiba Ltd.	2.0
MEITEC Group Holdings, Inc.	1.9
DTS Corp.	1.9

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.8
Information technology	18.2
Financials	13.9
Materials	9.5
Health care	9.2
Consumer discretionary	6.2
Consumer staples	6.0
Real estate	4.8
Energy	1.4
Communication services	1.0

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	60.3
Japan	12.1
United Kingdom	6.6
Italy	4.0
Germany	3.6
France	2.7
Canada	2.5
Australia	2.1
Spain	1.9
Sweden	1.5
Other	2.7

Material Fund Change [Text Block]
C000237502
Shareholder Report [Line Items]
Fund Name	Special International Small Cap Fund
Class Name	Class A
Trading Symbol	ASPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$142	1.33%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$9,425	$10,000	$10,000
6/30/2019	$9,799	$10,454	$10,602
7/31/2019	$9,636	$10,408	$10,474
8/31/2019	$9,389	$10,167	$10,150
9/30/2019	$9,490	$10,426	$10,412
10/31/2019	$9,948	$10,854	$10,775
11/30/2019	$10,200	$11,101	$10,870
12/31/2019	$10,583	$11,615	$11,341
1/31/2020	$10,234	$11,279	$11,036
2/29/2020	$9,328	$10,178	$10,164
3/31/2020	$8,029	$8,318	$8,692
4/30/2020	$8,709	$9,291	$9,351
5/31/2020	$9,330	$9,943	$9,657
6/30/2020	$9,520	$10,119	$10,093
7/31/2020	$9,805	$10,508	$10,543
8/31/2020	$10,397	$11,274	$10,994
9/30/2020	$10,413	$11,143	$10,724
10/31/2020	$9,950	$10,784	$10,494
11/30/2020	$11,040	$12,268	$11,905
12/31/2020	$11,632	$13,099	$12,549
1/31/2021	$11,841	$13,066	$12,576
2/28/2021	$12,214	$13,445	$12,825
3/31/2021	$12,663	$13,738	$12,987
4/30/2021	$13,228	$14,307	$13,369
5/31/2021	$13,562	$14,629	$13,787
6/30/2021	$13,731	$14,398	$13,698
7/31/2021	$13,891	$14,616	$13,472
8/31/2021	$14,263	$15,009	$13,728
9/30/2021	$13,354	$14,502	$13,289
10/31/2021	$13,389	$14,794	$13,606
11/30/2021	$12,568	$13,966	$12,993
12/31/2021	$13,097	$14,558	$13,530
1/31/2022	$12,266	$13,563	$13,032
2/28/2022	$11,697	$13,442	$12,774
3/31/2022	$11,081	$13,506	$12,794
4/30/2022	$10,494	$12,568	$11,991
5/31/2022	$10,734	$12,483	$12,077
6/30/2022	$9,527	$11,083	$11,038
7/31/2022	$10,267	$11,840	$11,416
8/31/2022	$9,566	$11,327	$11,049
9/30/2022	$8,700	$10,035	$9,945
10/31/2022	$9,274	$10,485	$10,242
11/30/2022	$10,296	$11,493	$11,451
12/31/2022	$10,268	$11,561	$11,365
1/31/2023	$10,986	$12,446	$12,287
2/28/2023	$10,907	$12,141	$11,856
3/31/2023	$11,104	$12,138	$12,145
4/30/2023	$11,261	$12,352	$12,356
5/31/2023	$10,769	$11,839	$11,907
6/30/2023	$10,966	$12,197	$12,441
7/31/2023	$11,242	$12,748	$12,947
8/31/2023	$10,966	$12,321	$12,362
9/30/2023	$10,337	$11,773	$11,972
10/31/2023	$9,786	$11,078	$11,478
11/30/2023	$10,730	$12,152	$12,511
12/31/2023	$11,447	$13,021	$13,140
1/31/2024	$11,237	$12,798	$13,009
2/29/2024	$11,197	$12,835	$13,339
3/31/2024	$11,457	$13,357	$13,756
4/30/2024	$11,117	$12,971	$13,509
5/31/2024	$11,676	$13,539	$13,901
6/30/2024	$11,377	$13,149	$13,888
7/31/2024	$11,946	$13,880	$14,209
8/31/2024	$12,255	$14,139	$14,614
9/30/2024	$12,405	$14,522	$15,007
10/31/2024	$11,616	$13,692	$14,271
11/30/2024	$11,746	$13,740	$14,142
12/31/2024	$11,352	$13,381	$13,867
1/31/2025	$11,658	$13,806	$14,426
2/28/2025	$11,883	$13,751	$14,626
3/31/2025	$11,944	$13,835	$14,593
4/30/2025	$12,240	$14,598	$15,120
5/31/2025	$12,841	$15,459	$15,812
6/30/2025	$13,423	$16,163	$16,349
7/31/2025	$13,015	$16,157	$16,302
8/31/2025	$13,402	$16,959	$16,868
9/30/2025	$13,341	$17,333	$17,475
10/31/2025	$13,117	$17,218	$17,828

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (5/31/19)
Class AFootnote Reference*	12.92	5.68	5.28
Class A with LoadFootnote Reference*	6.42	4.44	4.32
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 176,958,595
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,421,311
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

Material Fund Change [Text Block]
C000237503
Shareholder Report [Line Items]
Fund Name	Special International Small Cap Fund
Class Name	Class C
Trading Symbol	ACPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$209	1.97%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,391	$10,454	$10,602
7/31/2019	$10,211	$10,408	$10,474
8/31/2019	$9,943	$10,167	$10,150
9/30/2019	$10,043	$10,426	$10,412
10/31/2019	$10,522	$10,854	$10,775
11/30/2019	$10,781	$11,101	$10,870
12/31/2019	$11,180	$11,615	$11,341
1/31/2020	$10,804	$11,279	$11,036
2/29/2020	$9,841	$10,178	$10,164
3/31/2020	$8,465	$8,318	$8,692
4/30/2020	$9,176	$9,291	$9,351
5/31/2020	$9,826	$9,943	$9,657
6/30/2020	$10,019	$10,119	$10,093
7/31/2020	$10,312	$10,508	$10,543
8/31/2020	$10,928	$11,274	$10,994
9/30/2020	$10,939	$11,143	$10,724
10/31/2020	$10,445	$10,784	$10,494
11/30/2020	$11,582	$12,268	$11,905
12/31/2020	$12,195	$13,099	$12,549
1/31/2021	$12,407	$13,066	$12,576
2/28/2021	$12,790	$13,445	$12,825
3/31/2021	$13,252	$13,738	$12,987
4/30/2021	$13,835	$14,307	$13,369
5/31/2021	$14,175	$14,629	$13,787
6/30/2021	$14,343	$14,398	$13,698
7/31/2021	$14,501	$14,616	$13,472
8/31/2021	$14,879	$15,009	$13,728
9/30/2021	$13,923	$14,502	$13,289
10/31/2021	$13,950	$14,794	$13,606
11/30/2021	$13,086	$13,966	$12,993
12/31/2021	$13,629	$14,558	$13,530
1/31/2022	$12,755	$13,563	$13,032
2/28/2022	$12,157	$13,442	$12,774
3/31/2022	$11,509	$13,506	$12,794
4/30/2022	$10,892	$12,568	$11,991
5/31/2022	$11,135	$12,483	$12,077
6/30/2022	$9,883	$11,083	$11,038
7/31/2022	$10,630	$11,840	$11,416
8/31/2022	$9,903	$11,327	$11,049
9/30/2022	$9,005	$10,035	$9,945
10/31/2022	$9,590	$10,485	$10,242
11/30/2022	$10,650	$11,493	$11,451
12/31/2022	$10,621	$11,561	$11,365
1/31/2023	$11,354	$12,446	$12,287
2/28/2023	$11,283	$12,141	$11,856
3/31/2023	$11,476	$12,138	$12,145
4/30/2023	$11,639	$12,352	$12,356
5/31/2023	$11,120	$11,839	$11,907
6/30/2023	$11,333	$12,197	$12,441
7/31/2023	$11,608	$12,748	$12,947
8/31/2023	$11,323	$12,321	$12,362
9/30/2023	$10,662	$11,773	$11,972
10/31/2023	$10,092	$11,078	$11,478
11/30/2023	$11,069	$12,152	$12,511
12/31/2023	$11,807	$13,021	$13,140
1/31/2024	$11,581	$12,798	$13,009
2/29/2024	$11,540	$12,835	$13,339
3/31/2024	$11,807	$13,357	$13,756
4/30/2024	$11,447	$12,971	$13,509
5/31/2024	$12,034	$13,539	$13,901
6/30/2024	$11,725	$13,149	$13,888
7/31/2024	$12,311	$13,880	$14,209
8/31/2024	$12,630	$14,139	$14,614
9/30/2024	$12,774	$14,522	$15,007
10/31/2024	$11,962	$13,692	$14,271
11/30/2024	$12,095	$13,740	$14,142
12/31/2024	$11,684	$13,381	$13,867
1/31/2025	$11,997	$13,806	$14,426
2/28/2025	$12,227	$13,751	$14,626
3/31/2025	$12,289	$13,835	$14,593
4/30/2025	$12,592	$14,598	$15,120
5/31/2025	$13,207	$15,459	$15,812
6/30/2025	$13,802	$16,163	$16,349
7/31/2025	$13,384	$16,157	$16,302
8/31/2025	$13,770	$16,959	$16,868
9/30/2025	$13,697	$17,333	$17,475
10/31/2025	$13,458	$17,218	$17,828

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (5/31/19)
Class CFootnote Reference*	12.51	5.20	4.73
Class C with LoadFootnote Reference*	11.51	5.20	4.73
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 176,958,595
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,421,311
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000211793
Shareholder Report [Line Items]
Fund Name	Special International Small Cap Fund
Class Name	Class R6
Trading Symbol	WICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,580	$10,854	$10,775
11/30/2019	$10,850	$11,101	$10,870
12/31/2019	$11,249	$11,615	$11,341
1/31/2020	$10,891	$11,279	$11,036
2/29/2020	$9,929	$10,178	$10,164
3/31/2020	$8,547	$8,318	$8,692
4/30/2020	$9,274	$9,291	$9,351
5/31/2020	$9,939	$9,943	$9,657
6/30/2020	$10,144	$10,119	$10,093
7/31/2020	$10,461	$10,508	$10,543
8/31/2020	$11,085	$11,274	$10,994
9/30/2020	$11,116	$11,143	$10,724
10/31/2020	$10,625	$10,784	$10,494
11/30/2020	$11,792	$12,268	$11,905
12/31/2020	$12,429	$13,099	$12,549
1/31/2021	$12,656	$13,066	$12,576
2/28/2021	$13,058	$13,445	$12,825
3/31/2021	$13,543	$13,738	$12,987
4/30/2021	$14,151	$14,307	$13,369
5/31/2021	$14,512	$14,629	$13,787
6/30/2021	$14,698	$14,398	$13,698
7/31/2021	$14,873	$14,616	$13,472
8/31/2021	$15,275	$15,009	$13,728
9/30/2021	$14,306	$14,502	$13,289
10/31/2021	$14,347	$14,794	$13,606
11/30/2021	$13,481	$13,966	$12,993
12/31/2021	$14,048	$14,558	$13,530
1/31/2022	$13,168	$13,563	$13,032
2/28/2022	$12,551	$13,442	$12,774
3/31/2022	$11,902	$13,506	$12,794
4/30/2022	$11,274	$12,568	$11,991
5/31/2022	$11,525	$12,483	$12,077
6/30/2022	$10,238	$11,083	$11,038
7/31/2022	$11,033	$11,840	$11,416
8/31/2022	$10,279	$11,327	$11,049
9/30/2022	$9,358	$10,035	$9,945
10/31/2022	$9,976	$10,485	$10,242
11/30/2022	$11,085	$11,493	$11,451
12/31/2022	$11,058	$11,561	$11,365
1/31/2023	$11,833	$12,446	$12,287
2/28/2023	$11,758	$12,141	$11,856
3/31/2023	$11,960	$12,138	$12,145
4/30/2023	$12,151	$12,352	$12,356
5/31/2023	$11,610	$11,839	$11,907
6/30/2023	$11,833	$12,197	$12,441
7/31/2023	$12,130	$12,748	$12,947
8/31/2023	$11,843	$12,321	$12,362
9/30/2023	$11,164	$11,773	$11,972
10/31/2023	$10,570	$11,078	$11,478
11/30/2023	$11,599	$12,152	$12,511
12/31/2023	$12,382	$13,021	$13,140
1/31/2024	$12,155	$12,798	$13,009
2/29/2024	$12,123	$12,835	$13,339
3/31/2024	$12,403	$13,357	$13,756
4/30/2024	$12,036	$12,971	$13,509
5/31/2024	$12,641	$13,539	$13,901
6/30/2024	$12,328	$13,149	$13,888
7/31/2024	$12,944	$13,880	$14,209
8/31/2024	$13,289	$14,139	$14,614
9/30/2024	$13,451	$14,522	$15,007
10/31/2024	$12,598	$13,692	$14,271
11/30/2024	$12,749	$13,740	$14,142
12/31/2024	$12,320	$13,381	$13,867
1/31/2025	$12,664	$13,806	$14,426
2/28/2025	$12,908	$13,751	$14,626
3/31/2025	$12,975	$13,835	$14,593
4/30/2025	$13,307	$14,598	$15,120
5/31/2025	$13,962	$15,459	$15,812
6/30/2025	$14,594	$16,163	$16,349
7/31/2025	$14,161	$16,157	$16,302
8/31/2025	$14,583	$16,959	$16,868
9/30/2025	$14,527	$17,333	$17,475
10/31/2025	$14,283	$17,218	$17,828

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (5/31/19)
Class R6	13.38	6.10	5.71
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 176,958,595
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,421,311
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

Material Fund Change [Text Block]
C000211792
Shareholder Report [Line Items]
Fund Name	Special International Small Cap Fund
Class Name	Institutional Class
Trading Symbol	WICIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund underperformed, driven by stock selection. The period saw a fluctuation in investors’ risk appetites around diverging central bank policies and trade agreements. However, markets rallied off the April 9 announcement that the U.S. government would delay its implementation of tariffs.

The Fund made minor changes to sector allocation, with an increase in financials while reducing exposure to consumer staples. A large contributor was Spectris plc, a U.K.-based manufacturer and distributor of precision measurement equipment used in highly technical applications. The position was a strong contributor to performance as shares appreciated significantly following news that Spectris was acquired by KKR. The largest detractor was food ingredients supplier Tate & Lyle plc, on a challenging backdrop for food companies and the potential headwind of tariffs. We believe the company’s recent acquisition is underappreciated as meaningful synergies are expected.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	MSCI World ex USA Small Cap Index (Net)	MSCI ACWI ex USA Index (Net)
5/31/2019	$10,000	$10,000	$10,000
6/30/2019	$10,400	$10,454	$10,602
7/31/2019	$10,230	$10,408	$10,474
8/31/2019	$9,970	$10,167	$10,150
9/30/2019	$10,080	$10,426	$10,412
10/31/2019	$10,570	$10,854	$10,775
11/30/2019	$10,840	$11,101	$10,870
12/31/2019	$11,251	$11,615	$11,341
1/31/2020	$10,883	$11,279	$11,036
2/29/2020	$9,922	$10,178	$10,164
3/31/2020	$8,543	$8,318	$8,692
4/30/2020	$9,268	$9,291	$9,351
5/31/2020	$9,932	$9,943	$9,657
6/30/2020	$10,137	$10,119	$10,093
7/31/2020	$10,443	$10,508	$10,543
8/31/2020	$11,077	$11,274	$10,994
9/30/2020	$11,097	$11,143	$10,724
10/31/2020	$10,607	$10,784	$10,494
11/30/2020	$11,772	$12,268	$11,905
12/31/2020	$12,406	$13,099	$12,549
1/31/2021	$12,632	$13,066	$12,576
2/28/2021	$13,034	$13,445	$12,825
3/31/2021	$13,517	$13,738	$12,987
4/30/2021	$14,124	$14,307	$13,369
5/31/2021	$14,484	$14,629	$13,787
6/30/2021	$14,669	$14,398	$13,698
7/31/2021	$14,844	$14,616	$13,472
8/31/2021	$15,245	$15,009	$13,728
9/30/2021	$14,278	$14,502	$13,289
10/31/2021	$14,320	$14,794	$13,606
11/30/2021	$13,445	$13,966	$12,993
12/31/2021	$14,016	$14,558	$13,530
1/31/2022	$13,129	$13,563	$13,032
2/28/2022	$12,524	$13,442	$12,774
3/31/2022	$11,867	$13,506	$12,794
4/30/2022	$11,242	$12,568	$11,991
5/31/2022	$11,503	$12,483	$12,077
6/30/2022	$10,199	$11,083	$11,038
7/31/2022	$11,002	$11,840	$11,416
8/31/2022	$10,251	$11,327	$11,049
9/30/2022	$9,323	$10,035	$9,945
10/31/2022	$9,938	$10,485	$10,242
11/30/2022	$11,044	$11,493	$11,451
12/31/2022	$11,020	$11,561	$11,365
1/31/2023	$11,780	$12,446	$12,287
2/28/2023	$11,716	$12,141	$11,856
3/31/2023	$11,917	$12,138	$12,145
4/30/2023	$12,096	$12,352	$12,356
5/31/2023	$11,569	$11,839	$11,907
6/30/2023	$11,790	$12,197	$12,441
7/31/2023	$12,086	$12,748	$12,947
8/31/2023	$11,790	$12,321	$12,362
9/30/2023	$11,115	$11,773	$11,972
10/31/2023	$10,524	$11,078	$11,478
11/30/2023	$11,548	$12,152	$12,511
12/31/2023	$12,322	$13,021	$13,140
1/31/2024	$12,097	$12,798	$13,009
2/29/2024	$12,065	$12,835	$13,339
3/31/2024	$12,344	$13,357	$13,756
4/30/2024	$11,968	$12,971	$13,509
5/31/2024	$12,580	$13,539	$13,901
6/30/2024	$12,269	$13,149	$13,888
7/31/2024	$12,881	$13,880	$14,209
8/31/2024	$13,224	$14,139	$14,614
9/30/2024	$13,385	$14,522	$15,007
10/31/2024	$12,537	$13,692	$14,271
11/30/2024	$12,677	$13,740	$14,142
12/31/2024	$12,249	$13,381	$13,867
1/31/2025	$12,590	$13,806	$14,426
2/28/2025	$12,832	$13,751	$14,626
3/31/2025	$12,898	$13,835	$14,593
4/30/2025	$13,228	$14,598	$15,120
5/31/2025	$13,878	$15,459	$15,812
6/30/2025	$14,505	$16,163	$16,349
7/31/2025	$14,076	$16,157	$16,302
8/31/2025	$14,494	$16,959	$16,868
9/30/2025	$14,439	$17,333	$17,475
10/31/2025	$14,186	$17,218	$17,828

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception (5/31/19)
Institutional Class	13.15	5.99	5.60
MSCI World ex USA Small Cap Index (Net)	25.75	9.81	8.83
MSCI ACWI ex USA Index (Net)	24.93	11.18	9.43

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 176,958,595
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 1,421,311
InvestmentCompanyPortfolioTurnover	43.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alten SA	3.1
Buzzi SpA	2.9
MEITEC Group Holdings, Inc.	2.6
PrairieSky Royalty Ltd.	2.6
Viscofan SA	2.5
DTS Corp.	2.3
Interpump Group SpA	2.0
Lancashire Holdings Ltd.	2.0
Orix JREIT, Inc.	1.9
Stanley Electric Co. Ltd.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	30.9
Financials	13.2
Information technology	12.0
Materials	11.3
Consumer staples	11.2
Consumer discretionary	7.4
Real estate	5.1
Energy	3.2
Health care	3.0
Communication services	2.1
Investment companies	0.6

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	34.1
United Kingdom	11.5
Italy	8.9
Germany	5.9
Sweden	5.3
Canada	4.9
Australia	4.5
Switzerland	4.1
Norway	3.6
Spain	3.5
Other	13.7

Material Fund Change [Text Block]
C000114589
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Advantage Fund
Class Name	Class A
Trading Symbol	EQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$168	1.50%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class A with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$9,423	$10,000	$10,000
11/30/2015	$9,107	$9,610	$9,794
12/31/2015	$9,076	$9,396	$9,609
1/31/2016	$8,679	$8,786	$8,955
2/29/2016	$8,622	$8,772	$8,853
3/31/2016	$9,393	$9,933	$9,573
4/30/2016	$9,420	$9,987	$9,825
5/31/2016	$9,065	$9,614	$9,659
6/30/2016	$9,394	$9,998	$9,511
7/31/2016	$9,777	$10,501	$9,982
8/31/2016	$9,828	$10,762	$10,045
9/30/2016	$9,893	$10,901	$10,169
10/31/2016	$9,922	$10,927	$10,022
11/30/2016	$9,486	$10,424	$9,791
12/31/2016	$9,512	$10,447	$10,041
1/31/2017	$9,978	$11,018	$10,397
2/28/2017	$10,308	$11,356	$10,563
3/31/2017	$10,483	$11,642	$10,830
4/30/2017	$10,534	$11,897	$11,062
5/31/2017	$10,624	$12,249	$11,421
6/30/2017	$10,739	$12,372	$11,457
7/31/2017	$11,115	$13,110	$11,879
8/31/2017	$11,285	$13,402	$11,941
9/30/2017	$11,233	$13,349	$12,163
10/31/2017	$11,489	$13,817	$12,392
11/30/2017	$11,377	$13,845	$12,492
12/31/2017	$11,840	$14,342	$12,771
1/31/2018	$12,885	$15,537	$13,483
2/28/2018	$12,264	$14,820	$12,847
3/31/2018	$12,219	$14,545	$12,620
4/30/2018	$12,101	$14,481	$12,822
5/31/2018	$11,582	$13,967	$12,526
6/30/2018	$10,898	$13,387	$12,290
7/31/2018	$11,271	$13,681	$12,584
8/31/2018	$10,982	$13,311	$12,321
9/30/2018	$11,226	$13,241	$12,377
10/31/2018	$10,402	$12,088	$11,370
11/30/2018	$10,633	$12,586	$11,478
12/31/2018	$10,459	$12,252	$10,958
1/31/2019	$11,367	$13,325	$11,786
2/28/2019	$11,386	$13,355	$12,017
3/31/2019	$11,297	$13,467	$12,088
4/30/2019	$11,440	$13,751	$12,408
5/31/2019	$10,772	$12,753	$11,742
6/30/2019	$11,397	$13,549	$12,449
7/31/2019	$11,131	$13,383	$12,298
8/31/2019	$10,707	$12,731	$11,918
9/30/2019	$10,995	$12,974	$12,225
10/31/2019	$11,523	$13,521	$12,652
11/30/2019	$11,323	$13,502	$12,763
12/31/2019	$12,180	$14,509	$13,316
1/31/2020	$11,344	$13,833	$12,958
2/29/2020	$10,877	$13,104	$11,934
3/31/2020	$8,904	$11,085	$10,206
4/30/2020	$9,585	$12,100	$10,979
5/31/2020	$9,574	$12,193	$11,339
6/30/2020	$10,018	$13,090	$11,851
7/31/2020	$10,970	$14,259	$12,379
8/31/2020	$10,975	$14,575	$12,909
9/30/2020	$10,782	$14,341	$12,592
10/31/2020	$10,851	$14,636	$12,321
11/30/2020	$12,196	$15,990	$13,979
12/31/2020	$13,098	$17,166	$14,734
1/31/2021	$13,435	$17,692	$14,766
2/28/2021	$13,811	$17,827	$15,058
3/31/2021	$13,790	$17,558	$15,249
4/30/2021	$13,880	$17,995	$15,698
5/31/2021	$14,229	$18,412	$16,189
6/30/2021	$14,166	$18,444	$16,084
7/31/2021	$13,620	$17,203	$15,819
8/31/2021	$13,971	$17,653	$16,120
9/30/2021	$13,444	$16,952	$15,603
10/31/2021	$13,556	$17,119	$15,976
11/30/2021	$12,957	$16,421	$15,256
12/31/2021	$13,463	$16,729	$15,887
1/31/2022	$13,636	$16,413	$15,302
2/28/2022	$13,193	$15,922	$14,999
3/31/2022	$12,996	$15,562	$15,023
4/30/2022	$12,205	$14,697	$14,079
5/31/2022	$12,435	$14,761	$14,180
6/30/2022	$11,435	$13,780	$12,960
7/31/2022	$11,428	$13,747	$13,404
8/31/2022	$11,307	$13,804	$12,973
9/30/2022	$10,143	$12,186	$11,677
10/31/2022	$9,940	$11,807	$12,026
11/30/2022	$11,306	$13,559	$13,445
12/31/2022	$11,017	$13,368	$13,345
1/31/2023	$11,999	$14,424	$14,427
2/28/2023	$11,262	$13,488	$13,920
3/31/2023	$11,574	$13,897	$14,261
4/30/2023	$11,533	$13,739	$14,509
5/31/2023	$11,227	$13,509	$13,981
6/30/2023	$11,733	$14,022	$14,608
7/31/2023	$12,292	$14,894	$15,202
8/31/2023	$11,496	$13,977	$14,516
9/30/2023	$11,281	$13,611	$14,057
10/31/2023	$10,906	$13,083	$13,477
11/30/2023	$11,747	$14,130	$14,690
12/31/2023	$12,340	$14,682	$15,428
1/31/2024	$12,103	$14,000	$15,275
2/29/2024	$12,690	$14,666	$15,662
3/31/2024	$12,954	$15,030	$16,151
4/30/2024	$13,075	$15,097	$15,861
5/31/2024	$13,360	$15,182	$16,322
6/30/2024	$13,786	$15,781	$16,306
7/31/2024	$13,878	$15,828	$16,684
8/31/2024	$14,027	$16,083	$17,159
9/30/2024	$14,793	$17,157	$17,621
10/31/2024	$14,028	$16,394	$16,757
11/30/2024	$13,634	$15,805	$16,605
12/31/2024	$13,638	$15,784	$16,282
1/31/2025	$13,638	$16,066	$16,938
2/28/2025	$13,719	$16,144	$17,173
3/31/2025	$13,776	$16,246	$17,134
4/30/2025	$13,860	$16,459	$17,753
5/31/2025	$14,374	$17,161	$18,566
6/30/2025	$15,070	$18,193	$19,196
7/31/2025	$15,244	$18,548	$19,141
8/31/2025	$15,554	$18,786	$19,805
9/30/2025	$16,735	$20,130	$20,519
10/31/2025	$17,350	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	23.68	9.84	6.29
Class A with Load	16.56	8.55	5.66
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 401,238,188
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,501,875
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

Material Fund Change [Text Block]
C000114590
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Advantage Fund
Class Name	Class C
Trading Symbol	EQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$254	2.28%

Expenses Paid, Amount	$ 254
Expense Ratio, Percent	2.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class C with Load	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,661	$9,610	$9,794
12/31/2015	$9,617	$9,396	$9,609
1/31/2016	$9,184	$8,786	$8,955
2/29/2016	$9,124	$8,772	$8,853
3/31/2016	$9,939	$9,933	$9,573
4/30/2016	$9,952	$9,987	$9,825
5/31/2016	$9,570	$9,614	$9,659
6/30/2016	$9,922	$9,998	$9,511
7/31/2016	$10,323	$10,501	$9,982
8/31/2016	$10,360	$10,762	$10,045
9/30/2016	$10,422	$10,901	$10,169
10/31/2016	$10,453	$10,927	$10,022
11/30/2016	$9,983	$10,424	$9,791
12/31/2016	$10,008	$10,447	$10,041
1/31/2017	$10,479	$11,018	$10,397
2/28/2017	$10,838	$11,356	$10,563
3/31/2017	$11,002	$11,642	$10,830
4/30/2017	$11,053	$11,897	$11,062
5/31/2017	$11,139	$12,249	$11,421
6/30/2017	$11,262	$12,372	$11,457
7/31/2017	$11,639	$13,110	$11,879
8/31/2017	$11,811	$13,402	$11,941
9/30/2017	$11,748	$13,349	$12,163
10/31/2017	$12,011	$13,817	$12,392
11/30/2017	$11,887	$13,845	$12,492
12/31/2017	$12,364	$14,342	$12,771
1/31/2018	$13,439	$15,537	$13,483
2/28/2018	$12,788	$14,820	$12,847
3/31/2018	$12,736	$14,545	$12,620
4/30/2018	$12,596	$14,481	$12,822
5/31/2018	$12,056	$13,967	$12,526
6/30/2018	$11,342	$13,387	$12,290
7/31/2018	$11,715	$13,681	$12,584
8/31/2018	$11,416	$13,311	$12,321
9/30/2018	$11,653	$13,241	$12,377
10/31/2018	$10,786	$12,088	$11,370
11/30/2018	$11,027	$12,586	$11,478
12/31/2018	$10,838	$12,252	$10,958
1/31/2019	$11,773	$13,325	$11,786
2/28/2019	$11,783	$13,355	$12,017
3/31/2019	$11,683	$13,467	$12,088
4/30/2019	$11,825	$13,751	$12,408
5/31/2019	$11,133	$12,753	$11,742
6/30/2019	$11,765	$13,549	$12,449
7/31/2019	$11,481	$13,383	$12,298
8/31/2019	$11,034	$12,731	$11,918
9/30/2019	$11,332	$12,974	$12,225
10/31/2019	$11,865	$13,521	$12,652
11/30/2019	$11,651	$13,502	$12,763
12/31/2019	$12,515	$14,509	$13,316
1/31/2020	$11,651	$13,833	$12,958
2/29/2020	$11,160	$13,104	$11,934
3/31/2020	$9,133	$11,085	$10,206
4/30/2020	$9,826	$12,100	$10,979
5/31/2020	$9,805	$12,193	$11,339
6/30/2020	$10,251	$13,090	$11,851
7/31/2020	$11,223	$14,259	$12,379
8/31/2020	$11,222	$14,575	$12,909
9/30/2020	$11,017	$14,341	$12,592
10/31/2020	$11,082	$14,636	$12,321
11/30/2020	$12,444	$15,990	$13,979
12/31/2020	$13,357	$17,166	$14,734
1/31/2021	$13,691	$17,692	$14,766
2/28/2021	$14,069	$17,827	$15,058
3/31/2021	$14,037	$17,558	$15,249
4/30/2021	$14,123	$17,995	$15,698
5/31/2021	$14,464	$18,412	$16,189
6/30/2021	$14,390	$18,444	$16,084
7/31/2021	$13,833	$17,203	$15,819
8/31/2021	$14,172	$17,653	$16,120
9/30/2021	$13,625	$16,952	$15,603
10/31/2021	$13,742	$17,119	$15,976
11/30/2021	$13,123	$16,421	$15,256
12/31/2021	$13,627	$16,729	$15,887
1/31/2022	$13,792	$16,413	$15,302
2/28/2022	$13,341	$15,922	$14,999
3/31/2022	$13,122	$15,562	$15,023
4/30/2022	$12,319	$14,697	$14,079
5/31/2022	$12,539	$14,761	$14,180
6/30/2022	$11,538	$13,780	$12,960
7/31/2022	$11,512	$13,747	$13,404
8/31/2022	$11,393	$13,804	$12,973
9/30/2022	$10,203	$12,186	$11,677
10/31/2022	$9,995	$11,807	$12,026
11/30/2022	$11,364	$13,559	$13,445
12/31/2022	$11,064	$13,368	$13,345
1/31/2023	$12,033	$14,424	$14,427
2/28/2023	$11,291	$13,488	$13,920
3/31/2023	$11,596	$13,897	$14,261
4/30/2023	$11,548	$13,739	$14,509
5/31/2023	$11,233	$13,509	$13,981
6/30/2023	$11,734	$14,022	$14,608
7/31/2023	$12,288	$14,894	$15,202
8/31/2023	$11,492	$13,977	$14,516
9/30/2023	$11,269	$13,611	$14,057
10/31/2023	$10,874	$13,083	$13,477
11/30/2023	$11,712	$14,130	$14,690
12/31/2023	$12,303	$14,682	$15,428
1/31/2024	$12,067	$14,000	$15,275
2/29/2024	$12,652	$14,666	$15,662
3/31/2024	$12,915	$15,030	$16,151
4/30/2024	$13,036	$15,097	$15,861
5/31/2024	$13,321	$15,182	$16,322
6/30/2024	$13,745	$15,781	$16,306
7/31/2024	$13,837	$15,828	$16,684
8/31/2024	$13,985	$16,083	$17,159
9/30/2024	$14,749	$17,157	$17,621
10/31/2024	$13,986	$16,394	$16,757
11/30/2024	$13,593	$15,805	$16,605
12/31/2024	$13,598	$15,784	$16,282
1/31/2025	$13,598	$16,066	$16,938
2/28/2025	$13,678	$16,144	$17,173
3/31/2025	$13,735	$16,246	$17,134
4/30/2025	$13,819	$16,459	$17,753
5/31/2025	$14,331	$17,161	$18,566
6/30/2025	$15,025	$18,193	$19,196
7/31/2025	$15,198	$18,548	$19,141
8/31/2025	$15,508	$18,786	$19,805
9/30/2025	$16,686	$20,130	$20,519
10/31/2025	$17,298	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	22.66	8.99	5.63
Class C with Load	21.66	8.99	5.63
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 401,238,188
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,501,875
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since November 1, 2024.
C000163724
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Advantage Fund
Class Name	Class R6
Trading Symbol	EQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$128	1.14%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Class R6	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,676	$9,610	$9,794
12/31/2015	$9,650	$9,396	$9,609
1/31/2016	$9,227	$8,786	$8,955
2/29/2016	$9,167	$8,772	$8,853
3/31/2016	$9,994	$9,933	$9,573
4/30/2016	$10,026	$9,987	$9,825
5/31/2016	$9,653	$9,614	$9,659
6/30/2016	$10,006	$9,998	$9,511
7/31/2016	$10,428	$10,501	$9,982
8/31/2016	$10,476	$10,762	$10,045
9/30/2016	$10,549	$10,901	$10,169
10/31/2016	$10,590	$10,927	$10,022
11/30/2016	$10,120	$10,424	$9,791
12/31/2016	$10,156	$10,447	$10,041
1/31/2017	$10,653	$11,018	$10,397
2/28/2017	$11,016	$11,356	$10,563
3/31/2017	$11,207	$11,642	$10,830
4/30/2017	$11,265	$11,897	$11,062
5/31/2017	$11,365	$12,249	$11,421
6/30/2017	$11,503	$12,372	$11,457
7/31/2017	$11,898	$13,110	$11,879
8/31/2017	$12,095	$13,402	$11,941
9/30/2017	$12,033	$13,349	$12,163
10/31/2017	$12,311	$13,817	$12,392
11/30/2017	$12,207	$13,845	$12,492
12/31/2017	$12,706	$14,342	$12,771
1/31/2018	$13,826	$15,537	$13,483
2/28/2018	$13,171	$14,820	$12,847
3/31/2018	$13,127	$14,545	$12,620
4/30/2018	$12,994	$14,481	$12,822
5/31/2018	$12,454	$13,967	$12,526
6/30/2018	$11,724	$13,387	$12,290
7/31/2018	$12,129	$13,681	$12,584
8/31/2018	$11,823	$13,311	$12,321
9/30/2018	$12,078	$13,241	$12,377
10/31/2018	$11,197	$12,088	$11,370
11/30/2018	$11,456	$12,586	$11,478
12/31/2018	$11,268	$12,252	$10,958
1/31/2019	$12,256	$13,325	$11,786
2/28/2019	$12,283	$13,355	$12,017
3/31/2019	$12,191	$13,467	$12,088
4/30/2019	$12,350	$13,751	$12,408
5/31/2019	$11,634	$12,753	$11,742
6/30/2019	$12,313	$13,549	$12,449
7/31/2019	$12,030	$13,383	$12,298
8/31/2019	$11,578	$12,731	$11,918
9/30/2019	$11,888	$12,974	$12,225
10/31/2019	$12,466	$13,521	$12,652
11/30/2019	$12,254	$13,502	$12,763
12/31/2019	$13,174	$14,509	$13,316
1/31/2020	$12,282	$13,833	$12,958
2/29/2020	$11,772	$13,104	$11,934
3/31/2020	$9,638	$11,085	$10,206
4/30/2020	$10,387	$12,100	$10,979
5/31/2020	$10,376	$12,193	$11,339
6/30/2020	$10,849	$13,090	$11,851
7/31/2020	$11,895	$14,259	$12,379
8/31/2020	$11,905	$14,575	$12,909
9/30/2020	$11,689	$14,341	$12,592
10/31/2020	$11,779	$14,636	$12,321
11/30/2020	$13,242	$15,990	$13,979
12/31/2020	$14,228	$17,166	$14,734
1/31/2021	$14,594	$17,692	$14,766
2/28/2021	$15,010	$17,827	$15,058
3/31/2021	$14,993	$17,558	$15,249
4/30/2021	$15,096	$17,995	$15,698
5/31/2021	$15,481	$18,412	$16,189
6/30/2021	$15,417	$18,444	$16,084
7/31/2021	$14,830	$17,203	$15,819
8/31/2021	$15,205	$17,653	$16,120
9/30/2021	$14,637	$16,952	$15,603
10/31/2021	$14,776	$17,119	$15,976
11/30/2021	$14,117	$16,421	$15,256
12/31/2021	$14,675	$16,729	$15,887
1/31/2022	$14,875	$16,413	$15,302
2/28/2022	$14,393	$15,922	$14,999
3/31/2022	$14,180	$15,562	$15,023
4/30/2022	$13,322	$14,697	$14,079
5/31/2022	$13,578	$14,761	$14,180
6/30/2022	$12,492	$13,780	$12,960
7/31/2022	$12,488	$13,747	$13,404
8/31/2022	$12,361	$13,804	$12,973
9/30/2022	$11,088	$12,186	$11,677
10/31/2022	$10,863	$11,807	$12,026
11/30/2022	$12,361	$13,559	$13,445
12/31/2022	$12,052	$13,368	$13,345
1/31/2023	$13,127	$14,424	$14,427
2/28/2023	$12,327	$13,488	$13,920
3/31/2023	$12,674	$13,897	$14,261
4/30/2023	$12,633	$13,739	$14,509
5/31/2023	$12,302	$13,509	$13,981
6/30/2023	$12,861	$14,022	$14,608
7/31/2023	$13,479	$14,894	$15,202
8/31/2023	$12,610	$13,977	$14,516
9/30/2023	$12,379	$13,611	$14,057
10/31/2023	$11,959	$13,083	$13,477
11/30/2023	$12,887	$14,130	$14,690
12/31/2023	$13,546	$14,682	$15,428
1/31/2024	$13,298	$14,000	$15,275
2/29/2024	$13,944	$14,666	$15,662
3/31/2024	$14,234	$15,030	$16,151
4/30/2024	$14,372	$15,097	$15,861
5/31/2024	$14,692	$15,182	$16,322
6/30/2024	$15,165	$15,781	$16,306
7/31/2024	$15,273	$15,828	$16,684
8/31/2024	$15,443	$16,083	$17,159
9/30/2024	$16,293	$17,157	$17,621
10/31/2024	$15,448	$16,394	$16,757
11/30/2024	$15,024	$15,805	$16,605
12/31/2024	$15,023	$15,784	$16,282
1/31/2025	$15,035	$16,066	$16,938
2/28/2025	$15,124	$16,144	$17,173
3/31/2025	$15,200	$16,246	$17,134
4/30/2025	$15,285	$16,459	$17,753
5/31/2025	$15,858	$17,161	$18,566
6/30/2025	$16,633	$18,193	$19,196
7/31/2025	$16,824	$18,548	$19,141
8/31/2025	$17,168	$18,786	$19,805
9/30/2025	$18,487	$20,130	$20,519
10/31/2025	$19,181	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	24.16	10.24	6.73
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 401,238,188
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,501,875
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

Material Fund Change [Text Block]
C000114592
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Advantage Fund
Class Name	Institutional Class
Trading Symbol	EQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
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Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$134	1.20%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging market equities rose sharply, led by countries within Asia Pacific, as strength from artificial intelligence (including AI server infrastructure, AI at the edge, and agentic AI) and stable fundamentals strengthened China/Hong Kong, Taiwan, and Korea. South Africa also rose sharply, on strong corporate earnings and an extremely strong environment for gold/metals mining. In contrast, weakness in India occurred as economic growth pickup has been slower than expected and asset quality issues lingered for some financial subsectors.

Contributors included precious metals miner Fresnillo PLC (headquartered in Mexico), which outperformed the MSCI EM Index (Net) (USD) as the company benefited from a more-than-50% rise in gold and silver prices, coinciding with an outsized drop in the USD index. MediaTek, Inc. detracted, as the stock underperformed on concerns over the delay for Google’s ASIC projects ramping up in 2025 and muted smartphone demand on a weaker global economy. We remain constructive on emerging markets based on their political visibility, accommodative policies, economic growth premium, and low investor positioning.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Institutional Class	MSCI EM Index (Net) (USD)	MSCI ACWI ex USA Index (Net)
10/31/2015	$10,000	$10,000	$10,000
11/30/2015	$9,675	$9,610	$9,794
12/31/2015	$9,640	$9,396	$9,609
1/31/2016	$9,218	$8,786	$8,955
2/29/2016	$9,158	$8,772	$8,853
3/31/2016	$9,983	$9,933	$9,573
4/30/2016	$10,014	$9,987	$9,825
5/31/2016	$9,641	$9,614	$9,659
6/30/2016	$10,003	$9,998	$9,511
7/31/2016	$10,413	$10,501	$9,982
8/31/2016	$10,470	$10,762	$10,045
9/30/2016	$10,532	$10,901	$10,169
10/31/2016	$10,584	$10,927	$10,022
11/30/2016	$10,113	$10,424	$9,791
12/31/2016	$10,147	$10,447	$10,041
1/31/2017	$10,643	$11,018	$10,397
2/28/2017	$11,005	$11,356	$10,563
3/31/2017	$11,184	$11,642	$10,830
4/30/2017	$11,241	$11,897	$11,062
5/31/2017	$11,350	$12,249	$11,421
6/30/2017	$11,476	$12,372	$11,457
7/31/2017	$11,880	$13,110	$11,879
8/31/2017	$12,065	$13,402	$11,941
9/30/2017	$12,012	$13,349	$12,163
10/31/2017	$12,289	$13,817	$12,392
11/30/2017	$12,184	$13,845	$12,492
12/31/2017	$12,681	$14,342	$12,771
1/31/2018	$13,797	$15,537	$13,483
2/28/2018	$13,144	$14,820	$12,847
3/31/2018	$13,100	$14,545	$12,620
4/30/2018	$12,967	$14,481	$12,822
5/31/2018	$12,427	$13,967	$12,526
6/30/2018	$11,698	$13,387	$12,290
7/31/2018	$12,101	$13,681	$12,584
8/31/2018	$11,795	$13,311	$12,321
9/30/2018	$12,049	$13,241	$12,377
10/31/2018	$11,169	$12,088	$11,370
11/30/2018	$11,428	$12,586	$11,478
12/31/2018	$11,238	$12,252	$10,958
1/31/2019	$12,222	$13,325	$11,786
2/28/2019	$12,250	$13,355	$12,017
3/31/2019	$12,158	$13,467	$12,088
4/30/2019	$12,315	$13,751	$12,408
5/31/2019	$11,601	$12,753	$11,742
6/30/2019	$12,276	$13,549	$12,449
7/31/2019	$11,993	$13,383	$12,298
8/31/2019	$11,542	$12,731	$11,918
9/30/2019	$11,862	$12,974	$12,225
10/31/2019	$12,425	$13,521	$12,652
11/30/2019	$12,212	$13,502	$12,763
12/31/2019	$13,138	$14,509	$13,316
1/31/2020	$12,238	$13,833	$12,958
2/29/2020	$11,740	$13,104	$11,934
3/31/2020	$9,605	$11,085	$10,206
4/30/2020	$10,350	$12,100	$10,979
5/31/2020	$10,334	$12,193	$11,339
6/30/2020	$10,815	$13,090	$11,851
7/31/2020	$11,855	$14,259	$12,379
8/31/2020	$11,864	$14,575	$12,909
9/30/2020	$11,648	$14,341	$12,592
10/31/2020	$11,737	$14,636	$12,321
11/30/2020	$13,179	$15,990	$13,979
12/31/2020	$14,170	$17,166	$14,734
1/31/2021	$14,533	$17,692	$14,766
2/28/2021	$14,945	$17,827	$15,058
3/31/2021	$14,927	$17,558	$15,249
4/30/2021	$15,028	$17,995	$15,698
5/31/2021	$15,409	$18,412	$16,189
6/30/2021	$15,345	$18,444	$16,084
7/31/2021	$14,760	$17,203	$15,819
8/31/2021	$15,143	$17,653	$16,120
9/30/2021	$14,565	$16,952	$15,603
10/31/2021	$14,703	$17,119	$15,976
11/30/2021	$14,058	$16,421	$15,256
12/31/2021	$14,611	$16,729	$15,887
1/31/2022	$14,799	$16,413	$15,302
2/28/2022	$14,319	$15,922	$14,999
3/31/2022	$14,105	$15,562	$15,023
4/30/2022	$13,252	$14,697	$14,079
5/31/2022	$13,504	$14,761	$14,180
6/30/2022	$12,437	$13,780	$12,960
7/31/2022	$12,420	$13,747	$13,404
8/31/2022	$12,293	$13,804	$12,973
9/30/2022	$11,029	$12,186	$11,677
10/31/2022	$10,816	$11,807	$12,026
11/30/2022	$12,301	$13,559	$13,445
12/31/2022	$11,993	$13,368	$13,345
1/31/2023	$13,061	$14,424	$14,427
2/28/2023	$12,265	$13,488	$13,920
3/31/2023	$12,608	$13,897	$14,261
4/30/2023	$12,566	$13,739	$14,509
5/31/2023	$12,237	$13,509	$13,981
6/30/2023	$12,790	$14,022	$14,608
7/31/2023	$13,402	$14,894	$15,202
8/31/2023	$12,552	$13,977	$14,516
9/30/2023	$12,310	$13,611	$14,057
10/31/2023	$11,892	$13,083	$13,477
11/30/2023	$12,823	$14,130	$14,690
12/31/2023	$13,462	$14,682	$15,428
1/31/2024	$13,216	$14,000	$15,275
2/29/2024	$13,856	$14,666	$15,662
3/31/2024	$14,153	$15,030	$16,151
4/30/2024	$14,289	$15,097	$15,861
5/31/2024	$14,592	$15,182	$16,322
6/30/2024	$15,072	$15,781	$16,306
7/31/2024	$15,177	$15,828	$16,684
8/31/2024	$15,344	$16,083	$17,159
9/30/2024	$16,185	$17,157	$17,621
10/31/2024	$15,361	$16,394	$16,757
11/30/2024	$14,926	$15,805	$16,605
12/31/2024	$14,936	$15,784	$16,282
1/31/2025	$14,936	$16,066	$16,938
2/28/2025	$15,024	$16,144	$17,173
3/31/2025	$15,099	$16,246	$17,134
4/30/2025	$15,195	$16,459	$17,753
5/31/2025	$15,748	$17,161	$18,566
6/30/2025	$16,526	$18,193	$19,196
7/31/2025	$16,716	$18,548	$19,141
8/31/2025	$17,065	$18,786	$19,805
9/30/2025	$18,371	$20,130	$20,519
10/31/2025	$19,041	$20,971	$20,934

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	23.96	10.16	6.65
MSCI EM Index (Net) (USD)	27.91	7.46	7.69
MSCI ACWI ex USA Index (Net)	24.93	11.18	7.67

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 401,238,188
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 3,501,875
InvestmentCompanyPortfolioTurnover	57.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.2
Tencent Holdings Ltd.	6.2
Alibaba Group Holding Ltd.	5.0
Samsung Electronics Co. Ltd.	4.8
MediaTek, Inc.	2.1
Hon Hai Precision Industry Co. Ltd.	1.9
ASE Technology Holding Co. Ltd.	1.9
Samsung Electronics Co. Ltd., Preferred stock	1.8
China Construction Bank Corp. Class H	1.4
Embassy Office Parks REIT	1.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.7
Financials	21.6
Consumer discretionary	12.4
Communication services	10.2
Industrials	6.0
Real estate	5.0
Materials	4.5
Utilities	3.6
Health care	2.6
Consumer staples	2.1
Energy	1.3

Largest Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	28.6
Taiwan	21.3
India	13.6
South Korea	11.8
Brazil	5.2
Saudi Arabia	3.9
South Africa	3.0
Mexico	2.1
United Arab Emirates	1.4
Singapore	1.4
Other	7.7

Material Fund Change [Text Block]